As filed with the Securities and Exchange Commission on May 30, 2014
                           Registration No.333-148723
                            Registration No.811-22172

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

                         Pre-Effective Amendment No. ( )
                        Post-Effective Amendment No. (68)
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
                               Amendment No. (69)

                                WORLD FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

             8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
                    (Address of Principal Executive Offices)

                                 (804) 267-7400
                         (Registrant's Telephone Number)

The Corporation Trust Co., Corporation Trust Center, 1209 Orange St.,
                              Wilmington, DE 19801
                     (Name and Address of Agent for Service)

                                  With Copy to:

                                 John H. Lively
              The Law Offices of John H. Lively & Associates, Inc.
                    A member firm of The 1940 Act Law Group(TM)
                          11300 Tomahawk Creek Parkway
                                    Suite 310
                                Leawood, KS 66211

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b).
[ ]  on _____ pursuant to paragraph (b).
[ ]  60 days after filing pursuant to paragraph (a)(1).
[ ]  on ________________________ pursuant to paragraph (a)(1).
[x]  75 days after filing pursuant to paragraph (a)(2).
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|__|This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: shares of beneficial interest.

================================================================================

                              EUROPEAN EQUITY FUND

                                   PROSPECTUS
                                 August __, 2014

                                 CLASS A SHARES
                                  Ticker: VEEEX

                                 CLASS C SHARES
                                  Ticker: VEECX

                   A separate series of the World Funds Trust
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235

This prospectus describes the European Equity Fund, a series of shares offered by the World Fund Trust. A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio. The Fund is authorized to offer two classes of shares, both of which are offered by this prospectus.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Fund Summary ................................................................ 1
Investment Objective ........................................................ 1
  Fees and Expenses ......................................................... 1
  Principal Investment Strategies ........................................... 2
  Principal Risks............................................................ 3
  Performance Information ................................................... 4
Investment Adviser and Sub-Adviser .......................................... 7
  Portfolio Manager ......................................................... 7
  Purchase and Sale of Fund Shares .......................................... 7
  Tax Information............................................................ 7
  Payments to Broker-Dealers and
    Other Financial Intermediaries .......................................... 7
Additional Information About
  Fund Investments .......................................................... 9
Additional Information About Risk........................................... 10
Portfolio Holdings Disclosure .............................................. 13
The Investment Adviser and Sub-Adviser ..................................... 13
The Portfolio Manager ...................................................... 15
How To Buy Shares........................................................... 15
How To Sell Shares ......................................................... 17
Dividends, Distributions and Taxes ......................................... 19
Net Asset Value ............................................................ 21
Fair Value Pricing ......................................................... 22
Frequent Trading ........................................................... 22
General Information......................................................... 24
Distribution Arrangements .................................................. 27
Financial Highlights ....................................................... 33
For More Information About the Fund ................................ Back Cover

Investment Objective
--------------------

The European Equity Fund (the "Fund") seeks to achieve capital appreciation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Distribution Arrangements" of this prospectus and in the Fund's Statement of Additional Information (the "SAI").

----------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------------
                                                         CLASS A SHARES   CLASS C SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as          5.75%            None
a % of offering price)
Maximum Deferred Sales Charge (Load)(1)                       None             2.00%

----------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
----------------------------------------------------------------------------------------
                                                         CLASS A SHARES   CLASS C SHARES
Management Fee                                                1.25%            1.25%
Distribution (12b-1) and Service Fees                         0.25%            1.00%
Other Expenses                                                1.46%            1.46%
                                                             ------           ------
Total Annual Fund Operating Expenses                          2.96%            3.66%

Less Fee Waiver and/or Expense Reimbursement(2)              (0.21%)          (0.21%)
                                                             ------           ------
Total Annual Fund Operating Expenses
After Fee Waiver and/or Expense Reimbursement                 2.75%            3.50%
                                                             ======           ======
----------------------------------------------------------------------------------------

  (1) This deferred sales charge applies to Class C Shares sold within two years of purchase.

  (2) Commonwealth Capital Management, LLC (the "Adviser" or "CCM") has contractually agreed to waive or limit its fees and to assume other operating expenses until May 1, 2015 so that the ratio of total annual operating expenses is limited to 2.75% for the Fund's Class A Shares and to 3.50% for the Fund's Class C Shares. Fund Operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
 SHARE CLASS        1 YEAR        3 YEARS           5 YEARS            10 YEARS
--------------------------------------------------------------------------------
Class A Shares       $837          $1,419            $2,025             $3,652
--------------------------------------------------------------------------------
Class C Shares       $553(1)       $1,106            $1,879             $3,905
--------------------------------------------------------------------------------

  (1) If you did not redeem your shares, your cost would be $353 for the one year period.

Portfolio Turnover
------------------

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate 61.21% of the average value of its portfolio.

Principal Investment Strategies
-------------------------------

The Fund will seek to achieve its investment objective by investing in equity securities, (primarily common stocks but also preferred stocks and convertible securities). Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities of companies located in Europe or which conduct a significant portion of their business in countries which are generally considered to comprise Europe. Vontobel Asset Management, Inc. (the "Sub-Adviser"), the Fund's investment sub-adviser, selects securities of companies that are located in, or listed on the exchanges of, European countries, as well as companies that derive at least two-thirds of their sales from such countries. The Fund normally will invest in business activities of not less than three different European countries.

Certain of the countries in which the Fund invests may be considered emerging markets. The Sub-Adviser generally will decide when and how much to invest in these developing markets based upon its assessment of their continuing development. As these stock markets develop and more investment opportunities emerge, the Fund will broaden its portfolio to include securities of companies located in or which conduct a significant portion of their business in countries in these developing markets.

The foreign securities the Fund purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are typically issued by a U.S. bank or trust company and represent ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and represent ownership of underlying securities issued by either a foreign or a United States corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

In determining which portfolio securities to sell, the Sub-Adviser considers the following: (1) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (2) if the sector or stock appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

Principal Risks
---------------

The value of the Fund's investments are subject to market, economic and business risks which may cause the Fund's net asset value (the "NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Fund will achieve its objective.

Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Geographic Focus Risk. To the extent that a Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

Foreign Securities Risk. The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

Emerging Market Securities Risk. The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign securities, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

Trading volume of the stock exchanges in these countries may be substantially lower than that in developed markets and the purchase and sale of portfolio securities may not always be made at an advantageous price.

Depositary Receipts. In addition to the risks of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Performance Information
-----------------------

The Fund was reorganized on August___, 2014 from a series of World Funds, Inc., a Maryland corporation (the "Predecessor Fund"), to a series of the World Funds Trust, a Delaware statutory trust (the "Reorganization"). The performance information shown below is based upon the average total returns of the Predecessor Fund. The performance information below is intended to serve as an illustration of the variability of the Fund's return since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as that fund. While the Fund is substantially similar to the Predecessor Fund and theoretically would have invested in the same portfolio of securities, the Fund's performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the periods indicated compare with those of a broad measure of market performance. The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 800-673-0550.

The following bar chart shows the Fund's annual returns for the Class A shares of the Fund as of December 31, 2013. The performance of the Fund's Class C shares would have been lower than the Class A shares returns shown in the bar chart because the expenses of the Classes differ.

YEAR-BY-YEAR ANNUAL RETURNS

                              EUROPEAN EQUITY FUND
                                 CLASS A SHARES
                                  TOTAL RETURN

                         [CHART OF EUROPEAN EQUITY FUND]

2004                                                                     48.91%
2005                                                                     19.35%
2006                                                                     29.92%
2007                                                                      4.61%
2008                                                                    -45.77%
2009                                                                     85.82%
2010                                                                     16.80%
2011                                                                    -27.76%
2012                                                                     12.95%
2013                                                                     11.74%

                                   [END CHART]

During the periods shown, the highest quarterly return was 33.52% (quarter ended June 30, 2009) and the lowest quarterly return was -25.61% (quarter ended September 30, 2008).

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013

The table below shows how average annual total returns of the Fund's Class A shares compared to those of the Fund's benchmark. The table also presents the impact of taxes on the Fund's Class A Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
      PREDECESSOR FUND*                                                SINCE
     RETURN BEFORE TAXES              1 YEAR          5 YEARS        INCEPTION
--------------------------------------------------------------------------------
        Class A Shares                11.74%          14.62%            7.30%
        - without load                                                (2/15/96)
--------------------------------------------------------------------------------
        Class A Shares                 5.31%          13.27%            6.96%
- with maximum load of 5.75%                                          (2/15/96)
--------------------------------------------------------------------------------
        Class C Shares                10.88%          13.64%           12.11%
                                                                      (1/09/03)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          PREDECESSOR FUND*                                           SINCE
  RETURN AFTER TAXES - CLASS A SHARES       1 YEAR     5 YEARS      INCEPTION
                                                                    (2/15/96)
--------------------------------------------------------------------------------
Return After Taxes on Distributions          5.31%      13.26%        6.36%
--------------------------------------------------------------------------------
After Taxes on Distributions and Sale of
Fund Shares                                  3.01%      10.65%        5.15%
--------------------------------------------------------------------------------
MSCI Europe Index
(reflects no deduction for fees,            16.43%      10.06%        4.28%
expenses, or taxes)
--------------------------------------------------------------------------------

*The Predecessor Fund commenced operations on February 15, 1996 for Class A Shares and January 1, 2003 for Class C Shares. The Fund has the same investment objective, strategies and policies as the Predecessor Fund.

Investment Adviser and Sub-Adviser
----------------------------------

Commonwealth Capital Management, LLC, serves as the investment adviser to the Fund. The Adviser has retained Vontobel Asset Management, Inc. as sub-adviser, to be responsible for the day to day management of the Fund's investments, subject to supervision of the Adviser and the Board of Trustees.

Portfolio Manager
-----------------

Matthew Benkendorf has served as the Portfolio Manager to the Fund since July 1, 2012.

Purchase and Sale Of Fund Shares
--------------------------------

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or directly from the Fund. The minimum initial purchase or exchange into the Fund is $2,500. Subsequent investments must be in amounts of $50 or more. The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans. The Fund shares are redeemable on any business day by contacting your financial adviser, or by written request to the Fund, by telephone, or by wire transfer.

Tax Information
---------------

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
-------------------------------------------------------------

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

The European Equity Fund (the "Fund") seeks to achieve capital appreciation.

The Fund will seek to achieve its investment objective by investing in equity securities, such as common stocks and securities that are convertible into common stock. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of companies that are located in or conduct a significant portion of their business in countries which are generally considered to comprise Europe. The Fund's investment objective may be changed by the Board of Trustees without shareholder approval. The Fund's 80% investment strategy may be changed by the Board of Trustees without shareholder approval. Shareholders will be given 60 days advance notice if the Fund decides to change its investment objective or strategy.

Not all of the countries in Europe the Fund invests in have a functioning stock exchange and others that have a functioning exchange still have an illiquid securities market; consequently, the Sub-Adviser concentrates the Fund's investments in European countries that do. Elsewhere, in Europe, due to the lack of local sub-custodians or liquidity, the Sub-Adviser currently invests only through depositary receipts such as American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and Registered Depositary Certificates ("RDCs") (collectively, "Depositary Receipts"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that represent ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. GDRs and EDRs are securities that represent ownership interests in a security or pool of securities issued by a foreign or U.S. corporation.

The portfolio of the Fund will be diversified. The selection of the securities in which the Fund will invest will not be limited to companies of any particular size, or to securities traded in any particular marketplace, and will be based only upon the expected contribution such security will make to its investment objective.

The Fund also invests in shares of other investment companies. These investment companies invest in securities that are consistent with the Fund's objective and strategies. By investing in other investment companies, the Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Fund to purchase or sell these shares.

Temporary Defensive Position -- The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. When the Sub-Adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements (for the risks involved in repurchase agreements see the Statement of Additional Information (the "SAI")). For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it is not pursuing its stated investment objective. The Sub-Adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such alternative strategies will be utilized.

ADDITIONAL INFORMATION ABOUT RISK

An investment in the Fund is not guaranteed and you may lose money by investing in the Fund. The Fund is not a complete investment program. The value of your investment will go up and down, which means you could lose money when you sell your shares. There are risks involved with any investment, but the principal risks associated with an investment in the Fund include:

Market Risk -- The Fund is subject to market risk. Market risk is the possibility that, over short or long periods, stock prices will decline. Because stock prices tend to fluctuate, the value of your investment in the Fund may increase or decrease.

Management Risk -- The Fund's investment success depends on the skill of the Sub-Adviser in evaluating, selecting and monitoring the portfolio assets. If the Sub-Adviser's conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Foreign Investing -- The Fund's investments in foreign securities may involve risks that are not ordinarily associated with U.S. securities. Foreign companies are not generally subject to the same accounting, auditing and financial reporting standards as are domestic companies. Therefore, there may be less information available about a foreign company than there is about a domestic company. Certain countries do not honor legal rights enjoyed in the United States. In addition, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect U.S. investments in those countries.

Investments in foreign companies often are made in the foreign currencies, subjecting the investor to the risk of currency devaluation or exchange rate risk. In addition, many foreign securities markets have substantially less trading volume than the U.S. markets, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. These factors make foreign investment more expensive for U.S. investors. Mutual funds offer an efficient way for individuals to invest abroad, but the overall expense ratios of mutual funds that invest in foreign markets are usually higher than those of mutual funds that invest only in U.S. securities.

Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions, even in countries in which the Fund is not invested, may adversely affect security values and thus, the Fund's holdings.

Emerging and Developing Markets -- The Fund's investments in emerging and developing countries involve the same risks that are associated with foreign investing in general (see above). In addition to those risks, companies in such countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities that are traded on more developed markets.

Depositary Receipts -- Depositary Receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Unsponsored Depositary Receipts may be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current. The market value of Depositary Receipts is dependent on the market value of the underlying securities, and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted.

European Currency. On January 1, 1999, the European Economic and Monetary Union ("EMU") introduced a new single currency called the euro. The euro has replaced the national currencies of many European countries. The European Central Bank has control over each member country's monetary policies. Therefore, the member countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.

The elimination of the currency risk among EMU countries has affected the economic environment and behavior of investors, particularly in European markets, but the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers cannot fully be assessed at this time. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union ("EU") will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. These or other events, including political and economic developments, could cause market disruptions, and could affect adversely the values of securities held by the Fund. Because of the number of countries using this single currency, a significant portion of the assets held by the Fund may be denominated in the euro.

The EU requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain. A default or debt restructuring by any European country would adversely impact holders of that country's debt, and sellers of credit default swaps linked to that country's creditworthiness, which may be located in countries other than those listed in the previous sentence. These events have adversely affected the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including EU member countries that do not use the euro and non-EU member countries.

Preferred Securities. Preferred securities combine features of both fixed income and equity. Preferred securities tend to perform more like traditional fixed income securities because regular income distributions are the principal source of return, as opposed to capital appreciation. Therefore, prices of preferred securities can rise or fall depending on interest rates. Adverse changes in the credit quality of the issuer may negatively impact the market value of the securities. The securities may be redeemed beginning on their call date, or at any time following a special event (i.e. a change in tax law that adversely affects the Trust with regard to the securities). If called, holders may face a reinvestment decision at lower future rates. Certain events can impact a preferred security issuer's financial situation and ability to make timely payments to shareholders, including economic, political, legal, or regulatory changes and natural disasters. Event risk is unpredictable and can significantly impact preferred security holders since they are paid after bondholders.

Portfolio Turnover -- The Fund may engage in active and frequent trading of its portfolio securities. The Fund presently anticipates that its annualized portfolio turnover rate will not typically exceed 100%. A high portfolio turnover rate (e.g., a rate over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE

A description of the policies and procedures employed by the Fund with respect to the disclosure of Fund portfolio holdings is available in the Fund's Statement of Additional Information ("SAI").

THE INVESTMENT ADVISER AND SUB-ADVISER

Commonwealth Capital Management, LLC, located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, manages the investments of the Fund pursuant to an investment advisory agreement (the "Advisory Agreement"). As of March 31, 2014, CCM had approximately $23 million in assets under management. John Pasco, III, Chairman of the Board, is the sole owner of CCM. CCM was organized as a Virginia limited liability company on December 28, 2000.

The Adviser has entered into a sub-advisory agreement (the "Sub-Advisory Agreement") with Vontobel Asset Management, Inc., a New York corporation located at 450 Park Avenue, New York, New York 10022 and has delegated investment discretion over the Fund to the Sub-Adviser. The Sub-Adviser is a wholly owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. As of March 31, 2014, the Sub-Adviser had approximately $42 billion in assets under management. The Sub-Adviser has provided investment advisory services to mutual fund clients since 1990.

The Adviser oversees the Sub-Adviser to ensure it complies with the investment policies and guidelines of the Fund and monitors the Sub-Adviser's adherence to its investment style. In addition, the Adviser periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.25% on the average daily net assets of the Fund. For the fiscal year ended December 31, 2013, CCM received fees from the Predecessor Fund at the annual rate of 1.04%.

Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day decision-making with respect to the Fund's investment program. The Sub-Adviser, with the Adviser's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Trust and its agents with records relating to its activities. The Adviser, from its advisory fee, pays the Sub-Adviser 0.55% of the advisory fee received from the Fund on assets to $50 million and 0.50% on assets greater than $50 million.

The Adviser has contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2015 so that the ratio of total annual operating expenses for the Fund is limited to 2.75% for Class A Shares and to 3.50% for Class C Shares. Fund Operating expenses do not include interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid. The total amount of recoverable reimbursements as of December 31, 2013 was $99,059, which will expire as follows:

          2015     $44,957
          2016      54,102
                   -------
                   $99,059
                   =======

Fee waivers and reimbursements by the Adviser with regard to the Predecessor Fund will continue to be recoverable. Such recoupment was approved by shareholders in connection with the reorganization of the Predecessor Fund into the Trust.

A discussion regarding the basis for the Board re-approving the Advisory Agreement with CCM and the Sub-Advisory Agreement with VAM is will be available in the Fund's Semi-Annual Report to Shareholders for the period June 30, 2014, once that report is produced. ended December 31, 2013.

THE PORTFOLIO MANAGER

Matthew Benkendorf is the portfolio manager of the Fund. Mr. Benkendorf is an Executive Director (since April 2012; previously Vice President from 2007 to 2012 and Assistant Vice President from 2005 to 2007) and a Senior Research Analyst of Vontobel USA, Inc. Mr. Benkendorf joined Vontobel in 1999 as a Portfolio Administrator. He has been working on the European equity strategy team since 2001.

The SAI provides additional information about the Portfolio Manager's compensation, other accounts managed and ownership of shares of the Fund.

HOW TO BUY SHARES

You may purchase Class A Shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the First Dominion Capital Corp. (the "Distributor") to sell shares of the Fund (collectively, "Financial Intermediaries"). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling (800) 527-9525. Financial Intermediaries who offer Shares of the Fund may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different.

Share Class Alternatives -- The Fund offers investors two different classes of shares through this prospectus. As of the date of this prospectus, the Fund has not yet begun to offer Institutional Shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares, be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Minimum Investments -- The minimum initial investment for Fund Shares is $2,500. Subsequent investments must be in amounts of $50 or more. The Trust may waive the minimum initial investment requirement for purchases made by trustees, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program -- To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Purchases by Mail -- For initial purchases, the account application should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Investing by Wire -- You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Fund at (800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Fund of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General -- The Trust reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received. The Fund offers the ability to purchase shares through a Statement of Intention or a Right of Accumulation that may reduce sales charges on your purchases of Class A Shares. Review the SAI or call the Fund at (800) 527-9525 for further information.

Other Purchase Information -- You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Commonwealth Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Fund at any time and in any amount by contacting your Financial Intermediaries or by contacting the Fund by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Fund's procedure is to redeem shares at the NAV next determined after the Transfer Agent receives the redemption request in proper order.

If you are in a category of investors who may purchase Class A Shares without a front-end sales charge you are subject to a two percent (2.00%) deferred sales charge if your shares are redeemed within three hundred sixty days (360) days after purchase (including shares received in an exchange). This charge is a percentage of the NAV at the time of purchase. A two percent (2.00%) deferred sales charge is deducted from the proceeds of the Fund's Class C Shares if shares are redeemed within two (2) years after purchase (including shares received in an exchange). This charge is a percentage of the NAV at the time of purchase. The Fund reserves the right to waive these fees. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail -- To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: European Equity Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone -- You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. The Transfer Agent may charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire -- If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions -- Dividends from net investment income, if any, are declared and paid annually for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend". To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes -- The following information is meant as a general summary of the federal income tax provisions regarding the taxation of the shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net realized capital gains to its shareholders at least annually. Shareholders may elect to take in cash or reinvest in additional Fund shares any dividends from net investment income or capital gains distributions. Although a Fund is not taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which may entitle the Fund to a reduced rate of or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for the Fund in advance since the amount of the assets to be invested within various countries is not known. If more than 50% of the total assets of the Fund at the close of its taxable year consist of foreign stocks or securities, the Fund may "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax (presently at the rate of 28%) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure distributions and sale of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the IRS on the Fund's shareholders' Consolidated Form 1099s when "covered" securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen average cost as their standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund's standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund's standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

The Fund's share price, called its NAV per share, is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the "Valuation Time"). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Class A or Class C Shares, subtracting any liabilities attributable to the applicable class, and then dividing by the total number of applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Class A Shares are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Class A Shares is equal to the NAV plus the applicable front-end sales charge, if any.

FAIR VALUE PRICING

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Trust may use fair value pricing more often due to the Fund's global focus.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

FREQUENT TRADING

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Manager, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in mutual funds which do not invest in foreign securities. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four "round-trips" (a purchase and sale or an exchange in and then out of the Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Fund and possibly restricted from making additional investments in the Fund. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. The Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

The Fund reserves the right to waive the deferred sales charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Fund's Board has approved this waiver and the imposition of a 2.00% redemption fee to discourage market timing.

GENERAL INFORMATION

Signature Guarantees -- To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either:
(1) the written request for redemption; or (2) a separate instrument of assignment

(usually referred to as a "stock power") specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form -- Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Small Accounts -- Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account, if it has a value of less than the required minimum investment at year end. If you bring your account balance up to the required minimum, no account fee or involuntary redemption will occur. The Trust will not close your account if it falls below the required minimum solely because of a market decline. The Trust reserves the right to waive this fee.

Automatic Investment Plan -- Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege -- You may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You won't pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged.

Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares -- If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s);
(iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports -- Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications -- The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at
(800) 527-9525.

General -- The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

Class A Shares --

                                     Sales charge as a percentage of
                                     -------------------------------
                                                                        Amount of
                                                                        sales charge
                                                                        re-allowed to
                                                                        dealers as a
                                                                        percentage
Amount of purchase at the                Offering        Net amount     of offering
public offering price                    Price(1)        invested       price
--------------------------------------------------------------------------------------
Less than $50,000                         5.75%            6.10%           5.00%
$50,000 but less than $100,000            4.50%            4.71%           3.75%
$100,000 but less than $250,000           3.50%            3.63%           2.75%
$250,000 but less than $500,000           2.50%            2.56%           2.00%
$500,000 but less than $1,000,000         2.00%            2.04%           1.75%
$1,000,000 or more                        1.00%            1.01%           1.00%

(1)   The term "Offering Price" includes the front-end sales charge.

If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within 360 days of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The deferred sales charge would equal 2.00% of the offering price and of the net amount invested. In determining whether to charge a deferred sales charge, the Fund will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

The Fund reserves the right to waive the deferred sales charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Fund's Board has approved this waiver and the imposition of a 2.00% redemption fee to discourage market timing. If you are in a category of investors who purchase Class A Shares through such programs, you will be subject to a 2.00% redemption fee if you redeem your shares less than 360 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances. The redemption fee is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 2.00% of the offering price and of the net amount invested.

The Fund will use the first-in, first-out ("FIFO") method to determine the 360 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 360 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 360 day period from the date of purchase.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short time trading effected through these financial intermediaries.

Sales Charge Reductions and Waivers -- To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund's transfer agent (Fund Services, Inc., hereinafter the "Transfer Agent") or your financial intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the Fund's Transfer Agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Fund's Transfer Agent can verify your eligibility for the reduction or waiver. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the Fund's Transfer Agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that financial intermediary and other financial intermediaries. Consult the Fund's SAI for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation -- After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current NAV per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention -- A reduced sales charge on Class A Shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member -- You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent.

Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-End Sales Charges - Class A Shares

No sales charge shall apply to:

(1) the purchase of Class A Shares if you were a Class A Shareholder of the Fund prior to September 9, 2002;
(2)     reinvestment of income dividends and capital gain distributions;
(3)     exchanges of the Fund's shares for those of another fund of the Trust;
(4) purchases of Fund shares made by current or former trustees, officers or employees, or agents of the Trust, CCM, the distributor, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Fund shares;
(5) purchases of Fund shares by the Fund's distributor for their own investment account and for investment purposes only;
(6) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;
(7) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;
(8) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;
(9) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;
(10) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts"; and

(11) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained, free of charge, by calling the Trust at (800) 673-0550 or by visiting the Trust's website at www.theworldfundstrust.com to access the Fund's prospectus.

All account information is subject to acceptance and verification by the Fund's distributor.

Class C Shares-

Sales Charges -- Class C Shares are sold without the imposition of an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. First Dominion Capital Corp. pays 1.00% of the amount invested to dealers who sell Class C Shares. A deferred sales charge of 2.00% applies if Class C Shares are sold within two years of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a Distribution 12b-1 and Service Fee as described below under "Rule 12b-1 Fees".

Waiver Of Deferred Sales Charge - Class C Shares

The deferred sales charge on Class C Shares is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70-1/2;
(2) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and

(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained, free of charge, by calling the Trust at (800) 673-0550 or by visiting the Trust's website at www.theworldfundstrust.com to access the Fund's prospectus.

All account information is subject to acceptance and verification by the Fund's distributor.

Rule 12b-1 Fees -- The Board has adopted a Plan of Distribution for the Fund's Class A and Class C Shares pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plans"). Pursuant to the Rule 12b-1 Plans, the Fund may finance certain activities or expenses that are intended primarily to result in the sale of its shares. The Fund finances these distribution activities through payments made to the distributor. The Fund may pay distribution fees (the "Rule 12b-1 Fee") at an annual rate of up to 0.25% of the Fund's Class A Shares' average daily net assets and up to 1.00% of the Fund's Class C Shares' average daily net assets. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the distributor to provide such services. The Fund may pay Rule 12b-1 fees for activities and expenses borne in the past in connection with the distribution of its shares as to which no Rule 12b-1 fee was paid because of the expense limitation. Because these fees are paid out of Class A Shares' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Payments to Financial Intermediaries -- Certain financial intermediaries that maintain "street name" or omnibus accounts with the Fund provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees are paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in shares of the Fund (assuming reinvestment of all dividends and distributions).

The Fund is a continuation of the Predecessor Fund and, therefore, the financial information presented below is for the Predecessor Fund. The Predecessor Fund's shareholders approved the reorganization into the Fund on August __, 2014. The reorganization subsequently took place on August __, 2014. The financial information, other than for the semi-annual period, presented has been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, whose unqualified report thereon, along with the Predecessor Fund's financial statements, are included in the Predecessor Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Predecessor Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                                  CLASS A SHARES(1)
                                                      -------------------------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------------
                                                        2013            2012            2011            2010            2009
                                                      --------        --------        --------        --------        --------
NET ASSET VALUE, BEGINNING OF YEAR                    $  22.07        $  19.54        $  27.05        $  23.16        $  12.49
                                                      --------        --------        --------        --------        --------
INVESTMENT ACTIVITIES
   Net investment income (loss)                          (0.11)          (0.06)          (0.33)          (0.40)          (0.30)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions       2.70            2.59           (7.18)           4.29           11.02
                                                      --------        --------        --------        --------        --------
TOTAL FROM INVESTMENT ACTIVITIES                          2.59            2.53           (7.51)           3.89           10.72
                                                      --------        --------        --------        --------        --------
DISTRIBUTIONS
   Net realized gain                                         -               -               -               -           (0.05)
                                                      --------        --------        --------        --------        --------
   Total distributions                                       -               -               -               -           (0.05)
                                                      --------        --------        --------        --------        --------

NET ASSET VALUE, END OF YEAR                          $  24.66        $  22.07        $  19.54        $  27.05        $  23.16
                                                      ========        ========        ========        ========        ========

TOTAL RETURN                                            11.74%          12.95%         (27.76%)         16.80%          85.82%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
   Expenses, gross                                       2.96%           2.91%           2.75%           2.84%           2.97%
   Expenses, net of waiver                               2.75%           2.75%           2.75%           2.84%           2.84%
   Net investment income (loss)                         (0.45%)         (0.28%)         (1.28%)         (1.64%)         (1.74%)
Portfolio turnover rate                                 61.21%         141.77%          56.93%          73.42%          65.53%
Net assets, end of year (000's)                       $ 23,076        $ 25,509        $ 28,650        $ 44,656        $ 46,605

(1) Per share amounts calculated using the average share method.

EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR
--------------------------------------------------------------------------------

                                                                                  CLASS C SHARES(1)
                                                      -------------------------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,
                                                      -------------------------------------------------------------------------
                                                        2013            2012            2011            2010            2009
                                                      --------        --------        --------        --------        --------
NET ASSET VALUE, BEGINNING OF YEAR                    $  20.59        $  18.37        $  25.63        $  22.19        $  12.05
                                                      --------        --------        --------        --------        --------
INVESTMENT ACTIVITIES
   Net investment income (loss)                          (0.26)          (0.20)          (0.49)          (0.55)          (0.41)
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions       2.50            2.42           (6.77)           3.99           10.55
                                                      --------        --------        --------        --------        --------
TOTAL FROM INVESTMENT ACTIVITIES                          2.24            2.22           (7.26)           3.44           10.14
                                                      --------        --------        --------        --------        --------
DISTRIBUTIONS
   Net realized gain                                         -               -               -               -               -
                                                      --------        --------        --------        --------        --------
   Total distributions                                       -               -               -               -               -
                                                      --------        --------        --------        --------        --------

NET ASSET VALUE, END OF YEAR                          $  22.83        $  20.59        $  18.37        $  25.63        $  22.19
                                                      ========        ========        ========        ========        ========

TOTAL RETURN                                            10.88%          12.09%         (28.33%)         15.50%          84.15%
RATIOS/SUPPLEMENTAL DATA
Ratio to average net assets
   Expenses, gross                                       3.71%           3.66%           3.50%           3.59%           3.72%
   Expenses, net of waiver                               3.50%           3.50%           3.50%           3.59%           3.59%
   Net investment income (loss)                         (1.20%)         (1.03%)         (2.03%)         (2.39%)         (2.21%)
Portfolio turnover rate                                 61.21%         141.77%          56.93%          73.42%          65.53%
Net assets, end of year (000's)                       $    922        $    865        $  1,049        $  1,658        $  1,432

(1) Per share amounts calculated using the average share method.

FOR MORE INFORMATION ABOUT THE FUND -

The Fund's annual and semi-annual reports will contain more information about the Fund. The Fund's annual reports will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated ________, 2014, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) xxx-xxx, by e-mail at: mail@ccofva.com or on the World Funds Trust website at www.theworldfundstrust.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

INVESTMENT COMPANY ACT #811-22172

                                WORLD FUNDS TRUST
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 673-0550

                       STATEMENT OF ADDITIONAL INFORMATION

                              EUROPEAN EQUITY FUND
                                 August __ 2014

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses of the European Equity Fund (the "Fund") dated May 1, 2014 as listed below, as they may be supplemented or revised from time to time. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Pursuant to a reorganization that took place on August __, 2014, the Fund is a successor by merger to a series of the World Funds, Inc. (the "Predecessor Fund"). This SAI incorporates by reference the Predecessor Fund's Annual Report for the fiscal year ended December 31, 2013 and Semi-Annual Report for the period ended June 30, 2013. Copies of the Fund's Prospectus, Annual Report, and/or Semi-Annual Report may be obtained, free of charge, by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 673-0550.

Current prospectuses:

Class A Shares (VEEEX); and
Class C Shares (VEECX)

--------------------------------------------------------------------------------
                       TABLE OF CONTENTS                                    PAGE
--------------------------------------------------------------------------------
General Information                                                           3
--------------------------------------------------------------------------------
Additional Information about the Fund's Investments                           3
--------------------------------------------------------------------------------
Strategies and Risks                                                          3
--------------------------------------------------------------------------------
Investment Restrictions                                                      15
--------------------------------------------------------------------------------
Disclosure of Portfolio Securities Holdings                                  16
--------------------------------------------------------------------------------
Trustees and Officers of the Trust                                           18
--------------------------------------------------------------------------------
Control Persons and Principal Securities Holders                             23
--------------------------------------------------------------------------------
Investment Adviser and Advisory Agreement                                    24
--------------------------------------------------------------------------------
Management-Related Services                                                  27
--------------------------------------------------------------------------------
Portfolio Transactions                                                       28
--------------------------------------------------------------------------------
Description of Shares                                                        29
--------------------------------------------------------------------------------
Distribution                                                                 31
--------------------------------------------------------------------------------
Additional Payments to Financial Intermediaries                              33
--------------------------------------------------------------------------------
Additional Information About Purchases and Sales                             33
--------------------------------------------------------------------------------
Special Shareholder Services                                                 35
--------------------------------------------------------------------------------
Tax Status                                                                   36
--------------------------------------------------------------------------------
Financial Information                                                        46
--------------------------------------------------------------------------------
Proxy Voting Policy of the Trust                                     Appendix A

Proxy and Corporate Action Voting Policies and Procedures            Appendix B

Nominating and Corporate Governance Committee Charter                Appendix C
--------------------------------------------------------------------------------

                               GENERAL INFORMATION

World Funds Trust (the "Trust") was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") and commonly known as a "mutual fund". The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.
As of the date of this SAI, the Fund is authorized to issue three classes of shares: Class A Shares, imposing a front-end sales charge of up to a maximum of 5.75% and charging a 0.25% 12b-1 fee; Institutional Shares imposing no front-end sales charge, charging a two percent (2.00%) deferred sales charge if shares are redeemed within ninety (90) days of purchase and not charging 12b-1 fees; and Class C Shares charging no front-end sales charge, charging a deferred sales charge of 2.00% if shares are redeemed within two (2) years after purchase and charging a 1.00% 12b-1 fee. Institutional Shares have not been offered as of the date of this SAI.

               ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

The following information supplements the discussion of the Fund's investment objective and policies. The Fund's investment objective and fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, "a majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The investment programs, restrictions and the operating policies of the Fund that are not fundamental policies can be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval; except that the Fund will give its investors at least sixty (60) days prior written notice of any change with respect to its policy of investing, under normal circumstances, at least 80% of its net assets in equity securities of companies located in Europe or which conduct a significant portion of their business in countries which are generally considered to comprise Europe.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectuses. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

PREFERRED STOCKS AND CONVERTIBLE SECURITIES. The Fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

 The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

The Fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The Fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and (iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

WARRANTS. The Fund may invest in warrants. Warrants are options to purchase equity securities at a specific price for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

ILLIQUID SECURITIES. The Fund may hold up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

INITIAL PUBLIC OFFERINGS ("IPO"). The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

IPO Risk -- The Fund may purchase securities in initial public offerings ("IPOs"). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund's performance will generally decrease.

DEBT SECURITIES. For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. Debt securities include obligations of governments, instrumentalities and corporations. The debt securities in which the Fund may invest will be rated at the time of purchase Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or BBB or higher by Standard & Poor's Rating Group ("S&P"), or foreign securities not subject to standard credit ratings, which the Fund's sub-adviser believes are of comparable quality. Debt securities rated Baa by Moody's or BBB by S&P are generally considered to be investment grade securities although they have speculative characteristics and changes in economic conditions or circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt obligations.

STRATEGIC TRANSACTIONS. The Fund may utilize a variety of investment strategies to hedge various market risks (such as interest rates, currency exchange rates, and broad specific equity or fixed-income market movements). Such strategies are generally accepted as modern portfolio management and are regularly utilized by many mutual funds and institutional investors. Techniques and instruments may change over time as new instruments and strategies develop and regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as they are in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could also be adversely affected by: (1) other complex foreign political, legal and economic factors,
(2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lower trading volume and liquidity.

OPTIONS. The Fund may purchase and sell options as described herein.

PUT AND CALL OPTIONS. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. The Fund may purchase a put option on a security to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in market value by giving the Fund the right to sell such instrument at the option exercise price. Such protection is, of course, only provided during the life of the put option when the Fund is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs.

A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity to profit from a market increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option which the Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option, or, which it will pay when purchasing a put option, will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, the general supply and demand for credit conditions, and the general interest rate environment. The premium received by a Fund or writing covered call options will be recorded as a liability in its statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value

("NAV") per share is computed (currently the close of regular trading on the New York Stock Exchange ("NYSE")), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

The premium paid by the Fund when purchasing a put option will be recorded as an asset in its statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's NAV per share is computed (close of the NYSE), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

The purchase of a put option will constitute a short sale for federal tax purposes. The purchase of a put at a time when the substantially identical security held long has not exceeded the long term capital gain holding period could have adverse tax consequences. The holding period of the long position will be cut off so that even if the security held long is delivered to close the put, short term gain will be recognized. If substantially identical securities are purchased to close the put, the holding period of the securities purchased will not begin until the closing date. The holding period of the substantially identical securities not delivered to close the short sale will commence on the closing of the short sale.

The Fund will purchase a call option only to close out a covered call option it has written. It will write a put option only to close out a put option it has purchased. Such closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or, to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If it cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing or purchase of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

Options written by the Fund will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option; however, any loss so incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options ("OTC options"). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlement may become available in the future. Index options and Eurocurrency instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options;
(2) restrictions on transactions imposed by an exchange; (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (4) interruption of the normal operations of the OCC or an exchange; (5) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. Although not required to do so, the Fund generally expects to enter into OTC options that have cash settlement provisions. Unless the parties provide otherwise, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Fund's sub-adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization (a "NRSRO"). The staff of the U.S. Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by the Fund and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge against a decrease in the value of the underlying securities or instruments in its portfolio. The premium may also increase the Fund's income.

The sale of put options can also provide income.

The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, and Eurocurrency instruments (see "Eurocurrency Instruments" below for a description of such instruments) that are traded in U.S. and foreign securities exchanges and in the over-the-counter markets, and futures contracts. The Fund may purchase and sell call options on currencies. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, convertible securities, and Eurocurrency instruments (whether or not the Fund holds the above securities in its portfolio), and futures contracts. The Fund may not purchase or sell futures contracts on individual corporate debt securities. The Fund may purchase and sell put options on currencies. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price. For tax purposes, the purchase of a put is treated as a short sale, which may cut off the holding period for the security. Consequently, the purchase of a put is treated as generating gain on securities held less than three months or short term capital gain (instead of long term) as the case may be.

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund may also purchase and sell call and put options on securities indices and other financial indices. By doing so, the Fund can achieve many of the same objectives that it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or any other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or currency market changes and for risk management purposes. The use of futures for hedging is intended to protect the Fund from (1) the risk that the value of its portfolio of investments in a foreign market may decline before it can liquidate its interest, or (2) the risk that a foreign market in which it proposes to invest may have significant increases in value before it actually invests in that market. In the first instance, the Fund will sell a future based upon a broad market index which it is believed will move in a manner comparable to the overall value of securities in that market. In the second instance, the Fund will purchase the appropriate index as an "anticipatory" hedge until it can otherwise acquire suitable direct investments in that market. As with the hedging of foreign currencies, the precise matching of financial futures on foreign indices and the value of the cash or portfolio securities being hedged may not have a perfect correlation. The projection of future market movement and the movement of appropriate indices is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Regulatory policies governing the use of such hedging techniques require the Fund to provide for the deposit of initial margin and the segregation of suitable assets to meet its obligations under futures contracts. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurocurrency instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position. The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements, particularly the rules and regulations of the Commodity Futures Trading Commission. The Fund will use such techniques only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit an amount of cash or other specified assets (initial margin), which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances) with a financial intermediary as security for its obligations. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantage price or that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

CURRENCY TRANSACTIONS. The Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract between the parties, at a specified price. These contracts are traded in the interbank market and conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement or commissions charges. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies. Currency swaps operate similarly to an interest rate swap (described below). The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO, or (except for OTC currency options) are determined to be of equivalent credit quality by the Fund's sub-adviser.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Fund is engaging in proxy hedging (see "Proxy Hedging," below). If the Fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below. Cross currency hedges may not be considered "directly related" to the Fund's principal business of investing in stock or securities (or options and futures thereon), resulting in gains there from not qualifying under the "less than 30% of gross income" test of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges the Fund has entered into to be rendered useless, resulting in full currency exposure and transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Furthermore, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase. The Fund's dealing in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging").

TRANSACTION HEDGING. Transaction Hedging occurs when the Fund enters into a currency transaction with respect to specific assets or liabilities. These specific assets or liabilities generally arise in connection with the purchase or sale of the Fund's portfolio securities or the receipt of income therefrom. The Fund may use transaction hedging to preserve the United States dollar price of a security when they enter into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

POSITION HEDGING. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. The Fund may use position hedging when the Fund's sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

CROSS HEDGING. The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or expects to have portfolio exposure.

PROXY HEDGING. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and buying U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the sub-adviser considers that the Swedish krona is linked to the euro, the Fund holds securities denominated in Swedish krona and the sub-adviser believes that the value of Swedish krona will decline against the U.S. dollar, the sub-adviser may enter into a contract to sell euros and buy U.S. dollars.

COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction or when the sub-adviser believes that it is in the Fund's best interests to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the sub-adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

EUROCURRENCY INSTRUMENTS. The Fund may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed income instruments are linked.

SEGREGATED AND OTHER SPECIAL ACCOUNTS. In addition to other requirements, many transactions require the Fund to segregate liquid high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through the ownership of the underlying security, financial instruments or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or segregate liquid high grade assets equal to the excess of the index value over the exercise price industry or other on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price. A currency contract which obligates the Fund to buy or sell currency will generally requires the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid high grade assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange-listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange-listed options sold by the Fund other than those generally settle with physical delivery, and the Fund will segregate an amount of liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating sufficient liquid assets. Such assets may consist of cash, cash equivalents, liquid debt securities or other liquid assets.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any. Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets, if the Fund holds a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offered in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, liquid assets equal to any remaining obligation would need to be segregated.

The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

DEPOSITARY RECEIPTS. The Fund may buy securities directly in their principal markets or indirectly through the use of depositary receipts. American Depositary Receipts ("ADRs") are receipts typically issued in the U.S. by a bank or trust company evidencing ownership of an underlying foreign security. The Fund may invest in ADRs which are structured by a U.S. bank without the sponsorship of the underlying foreign issuer. In addition to the risks of foreign investment applicable to the underlying securities, such unsponsored ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Like ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Registered Depositary Certificates ("RDCs") represent receipts for a foreign security. However, they are issued outside of the U.S. The Fund may also invest in EDRs, GDRs and RDCs.

EDRs, GDRs and RDCs involve risks comparable to ADRs, as well as the fact that they are issued outside of the U.S. Furthermore, RDCs involve risks associated with securities transactions in Russia.

TEMPORARY DEFENSIVE POSITIONS. When the Fund's sub-adviser believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest up to 100% of its assets in U.S. Government securities (such as bills, notes, or bonds of the U.S. Government and its agencies) or other forms of indebtedness such as bonds, certificates of deposits or repurchase agreements. For temporary defensive purposes, the Fund may hold cash or debt obligations denominated in U.S. dollars or foreign currencies. These debt obligations include U.S. and foreign government securities and investment grade corporate debt securities, or bank deposits of major international institutions. When the Fund is in a temporary defensive position, it is not pursuing its stated investment policies. The sub-adviser decides when it is appropriate to be in a defensive position. It is impossible to predict how long such alternative strategies will be utilized.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as

Fannie Mae, the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

U.S. government securities include: (1) securities that have no interest coupons or have been stripped of their unmatured interest coupons; (2) individual interest coupons from such securities that trade separately; and, (3) evidences of receipt of such securities. Such securities that pay no cash income are purchased at a deep discount from their value at maturity. Because interest on zero coupon and stripped securities is not distributed on a current basis but is, in effect, compounded, such securities tend to be subject to greater market risk than interest-payment securities.

REPURCHASE AGREEMENTS. As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements that are collateralized by U.S. government securities. The Fund may enter into repurchase commitments for investment purposes for periods of 30 days or more. Such commitments involve investment risks similar to those of the debt securities in which the Fund invests. Under a repurchase agreement, the Fund acquires a security, subject to the seller's agreement to repurchase that security at a specified time and price. A purchase of securities under a repurchase agreement is considered to be a loan by the Fund. The Fund's sub-adviser monitors the value of the collateral to ensure that its value always equals or exceeds the repurchase price and also monitors the financial condition of the seller of the repurchase agreement. If the seller becomes insolvent, the Fund's right to dispose of the securities held as collateral may be impaired and the Fund may incur extra costs. Repurchase agreements for periods in excess of seven days may be deemed to be illiquid.

If the buyer under a repurchase agreement becomes insolvent, the Fund's right to re-acquire its securities may be impaired. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the buyer of the securities before repurchase of the securities under a reverse repurchase agreement, it may encounter delay and incur costs before being able to apply the cash held to purchase replacement securities. Also, the value of such securities may increase before it is able to purchase them.

PORTFOLIO TURNOVER. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's sub-adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the sub-adviser's opinion, to meet the Fund's objective. The sub-adviser anticipates that the average annual portfolio turnover rate of the Fund will be less than 100%.

OTHER INVESTMENTS. The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investments would be consistent with the Fund's investment objective and that such investment would not violate the Fund's fundamental investment policies or restrictions.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS -- The Fund has adopted the following fundamental investment restrictions. The fundamental investment restrictions cannot be changed without approval by the vote of a "majority of the outstanding voting securities" of the Fund.

As a matter of fundamental policy, the Fund will not:

1) As to 75% of its assets, purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the Government of the United States or any agency or instrumentality thereof if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer.

2) Purchase stock or securities of an issuer (other than the obligations of the United States or any agency or instrumentality thereof) if such purchase would cause the Fund to own more than 10% of any class of the outstanding voting securities of such issuer.

3) Act as an underwriter of securities of other issuers, except that the Fund may invest up to 10% of the value of its total assets (at time of investment) in portfolio securities which the Fund might not be free to sell to the public without registration of such securities under the Securities Act of 1933, as amended, or any foreign law restricting distribution of securities in a country of a foreign issuer.

4) Buy or sell commodities or commodity contracts, provided that the Fund may utilize not more than 1.00% of its assets for deposits or commissions required to enter into and forward foreign currency contracts for hedging purposes.

5) Borrow money except for temporary or emergency purposes and then only in an amount not in excess of 5% of the lower of value or cost of its total assets, in which case the Fund may pledge, mortgage or hypothecate any of its assets as security for such borrowing but not to an extent greater than 5% of its total assets.

6) Make loans, except that the Fund may (1) lend portfolio securities; and (2) enter into repurchase agreements secured by U.S. Government securities.

7) Invest more than 25% of the Fund's total assets in securities of one or more issuers having their principal business activities in the same industry. For the purpose of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

8) Invest in securities of other investment companies except by purchase in the open market involving only customary broker's commissions, or as part of a merger, consolidation, or acquisition of assets.

9) Invest in interests in oil, gas, or other mineral explorations or development programs.

10) Issue senior securities.

11) Participate on a joint or a joint and several basis in any securities trading account.

12) Purchase or sell real estate (except that the Fund may invest in: (i) securities of companies which deal in real estate or mortgages; and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities).

13) Invest in companies for the purpose of exercising control.

14) Purchase securities on margin, except that it may utilize such short-term credits as may be necessary for clearance of purchases or sales of securities.

15) Engage in short sales.

In applying the fundamental investment policies and restrictions:

(a) Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

(b) Except with respect to their fundamental limitations with respect to borrowings, the Fund adheres to the percentage restrictions on investment or utilization of assets set forth above at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund's assets will not be considered a violation of the restriction.

NON-FUNDAMENTAL POLICIES AND RESTRICTIONS -- In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectuses and elsewhere in the SAI, the Fund will be subject to the following investment restrictions. These restrictions are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

As a matter of non-fundamental policy, the Fund may not:

1)  Hold more than 15% of its net assets in illiquid securities.

2) Under normal circumstances, invest less than 80% of its net assets in equity securities of companies located in Europe or which conduct a significant portion of their business in countries which are generally considered to comprise Europe. Prior to any change in this investment policy, the Fund will provide shareholders with 60 days' written notice.

                   DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board of Trustees reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non-standard disclosure"). The Board has also delegated authority to the Trust's President and to senior management at the Trust's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Trust's President and/or senior management at CSS.

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten
(10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Trust's service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the Fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Trust's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Trust's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust currently has no other arrangements for the provision of non-standard disclosure to any party or shareholder.

Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board of Trustees of the Trust. The Board of Trustees has authorized the President of the Trust and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board of Trustees of the Trust.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. There may be instances where the interests of the Trust's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board of Trustees of the Trust, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                       TRUSTEES AND OFFICERS OF THE TRUST

The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the investment adviser and the principal underwriter, and officers of the Trust, are noted with an asterisk(*).

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. David J. Urban has been a Professor of Education since 1989. His strategic planning, organizational and leadership skills help the Board set long-term goals. Ms. Mary Lou H. Ivey has over 10 years of business experience as a practicing tax accountant and, as such, brings tax, budgeting and financial reporting skills to the Board. Mr. Pitt has experience as an investor, including his role as a trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm. Mr. John Pasco III serves as President, Treasurer and Trustee of the Trust's administrator and also serves as a member of 2 other mutual fund boards outside of the Fund Complex. Mr. Pasco has over 30 years of experience in the mutual fund industry, including several years on staff with the Securities and Exchange Commission. With experience from these positions, he is able to provide the Board with knowledge and insight related to fund administration. The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

                               INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             FUNDS IN           OTHER
                                        TERM OF                                                FUND         DIRECTORSHIPS
                     POSITION(S)      OFFICE AND           PRINCIPAL OCCUPATION(S)            COMPLEX       HELD BY TRUSTEE
 NAME, ADDRESS        HELD WITH        LENGTH OF            DURING THE PAST FIVE              OVERSEEN         DURING THE
    AND AGE           THE TRUST       TIME SERVED                  YEARS                     BY TRUSTEE     PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
John Pasco III*        Trustee        Indefinite,      President, Treasurer and Director         11         The World Funds,
8730 Stony Point                      Since June       of Commonwealth Shareholder                          Inc.; American
Pkwy Suite 205                           2010          Services, Inc. ("CSS"), the Trust's                  Growth Fund, Inc.
Richmond, VA                                           Administrator; President and
23235                                                  Director of First Dominion Capital
Age: 68                                                Corp. ("FDCC"), the Trust's
                                                       underwriter; President and
                                                       Director of Commonwealth Fund
                                                       Services, Inc ("CFSI"), the Trust's
                                                       Transfer and Disbursing Agent;
                                                       President and Director of
                                                       Commonwealth Fund Accounting,
                                                       Inc. ("CFA"), which provides
                                                       bookkeeping services to the
                                                       Trust; Chairman, Trustee and
                                                       President of World
                                                       Insurance Trust, a registered
                                                       investment company, from May,
                                                       2002 to December 2009; and
                                                       Chairman, Director and President
                                                       of The World Funds, Inc., a
                                                       registered investment company,
                                                       since 1997. Mr. Pasco is a
                                                       certified public accountant.
------------------------------------------------------------------------------------------------------------------------------

Mr. Pasco would be an "interested trustee", as that term is defined in the 1940 Act, because of his positions with and financial interests in CSS, CFSI, CFA and FDCC.

                             NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                             FUNDS IN           OTHER
                                        TERM OF                                                FUND         DIRECTORSHIPS
                     POSITION(S)      OFFICE AND           PRINCIPAL OCCUPATION(S)            COMPLEX       HELD BY TRUSTEE
 NAME, ADDRESS        HELD WITH        LENGTH OF            DURING THE PAST FIVE              OVERSEEN         DURING THE
    AND AGE           THE TRUST       TIME SERVED                  YEARS                     BY TRUSTEE     PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------
David J. Urban         Trustee        Indefinite,      Dean, Jones College of Business,          11              None
8730 Stony Point                      Since June       Middle Tennessee State
Pkwy                                  2010             University since June 2013;
Suite 205                                              Virginia Commonwealth
Richmond, VA                                           University, Professor of Education
23235                                                  from 1989 to 2013.
Age: 58
------------------------------------------------------------------------------------------------------------------------------
Mary Lou H. Ivey       Trustee        Indefinite,      Accountant, Harris, Hardy &                11             None
8730 Stony Point                      Since June       Johnstone, P.C., accounting firm,
Pkwy                                  2010             since 2008; Accountant, Wildes,
Suite 205                                              Stevens & Brackens & Co.,
Richmond, VA                                           accounting firm, from 2007 to
23235                                                  2008; Accountant, Martin, Dolan
Age: 55                                                & Holton, Ltd., accounting firm,
                                                       from 1997 to 2007.
------------------------------------------------------------------------------------------------------------------------------
Theo H. Pitt, Jr.      Trustee        Indefinite;      Senior Partner, Community                  11        Independent
8730 Stony Point                      Since August     Financial Institutions Consulting                    Trustee of
Pkwy                                  2013             (bank consulting) since 1997 and                     Gardner Lewis
Suite 205                                              Account Administrator, Holden                        Investment Trust
Richmond, VA                                           Wealth Management Group of                           for the two series
23235                                                  Wachovia Securities (money                           of that trust;
Age: 77                                                management firm) 2003 to 2008.                       Hanna
                                                                                                            Investment Trust
                                                                                                            for the one series
                                                                                                            of that trust;
                                                                                                            Hillman Capital
                                                                                                            Management
                                                                                                            Investment Trust
                                                                                                            for the one series
                                                                                                            of that trust;
                                                                                                            DGHM
                                                                                                            Investment Trust
                                                                                                            for the two series
                                                                                                            of that Trust; and
                                                                                                            Starboard
                                                                                                            Investment Trust
                                                                                                            for the 18 series
                                                                                                            of that trust; (all
                                                                                                            registered
                                                                                                            investment
                                                                                                            companies).
------------------------------------------------------------------------------------------------------------------------------

                          OFFICERS WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                        TERM OF                                              FUNDS IN
                                      OFFICE AND                                               FUND
                     POSITION(S)       LENGTH OF           PRINCIPAL OCCUPATION(S)           COMPLEX            OTHER
 NAME, ADDRESS        HELD WITH          TIME               DURING THE PAST FIVE             OVERSEEN       DIRECTORSHIPS
    AND AGE           THE TRUST         SERVED                    YEARS                     BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Karen M. Shupe         Treasurer      Indefinite,      Managing Director of Fund               N/A             N/A
8730 Stony Point                      Since June       Operations, Commonwealth
Pkwy                                  2008             Companies, since 2003.
Suite 205
Richmond, VA
23235
Age: 50
------------------------------------------------------------------------------------------------------------------------------
David Bogaert          Vice           Indefinite,      Managing Director of Business          N/A               N/A
8730 Stony Point       President      Since            Development, Commonwealth
Pkwy                                  November         Companies, October 2013 -
Suite 205                             2013             present; Senior Vice President of
Richmond, VA                                           Business Development and other
23235                                                  positions for Huntington Asset
Age: 50                                                Services, Inc. from 1986 to 2013.
------------------------------------------------------------------------------------------------------------------------------
John H. Lively         Secretary      Indefinite,      Attorney, The Law Offices of John      N/A               N/A
8730 Stony Point                      Since            H. Lively & Associates, Inc. (law
Pkwy                                  November         firm), March 2010 to present:
Suite 205                             2013             Attorney, Husch Blackwell
Richmond, VA                                           Sanders LLP (law firm), March
23235                                                  2007 to February 2010.
Age: 45
------------------------------------------------------------------------------------------------------------------------------
Cynthia D.             Assistant      Indefinite,      Attorney, The Law Offices of John      N/A               N/A
Baughman               Secretary      Since            H. Lively & Associates, Inc. (law
8730 Stony Point                      November         firm), July 2011 to present;
Pkwy                                  2013             Associate, Investment Law
Suite 205                                              Group, LLP (law firm) (May 2009
Richmond, VA                                           - June 2011); Associate, Dechert,
23235                                                  LLP (law firm) (Oct. 1999 - Feb.
Age: 45                                                2009).
------------------------------------------------------------------------------------------------------------------------------
Lauren Jones           Assistant      Indefinite,      Relationship Manager,                  N/A               N/A
8730 Stony Point       Secretary      Since            Commonwealth Shareholder
Pkwy                                  December         Services, Inc., since 2006.
Suite 205                             2009
Richmond, VA
23235
Age: 31
------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters      Chief          Indefinite,      Managing Member of Watermark           N/A               N/A
8730 Stony Point       Compliance     Since August     Solutions, LLC (investment
Pkwy                   Officer        2013             compliance and consulting) since
Suite 205                                              March 2007; previously, Vice
Richmond, VA                                           President of Compliance
23235                                                  Administration of The
Age: 45                                                Nottingham Company.
------------------------------------------------------------------------------------------------------------------------------

BOARD OF TRUSTEES. The Board of Trustees oversees the Trust and certain aspects of the services that the Adviser and the Funds' other service providers. Each trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Audit Committee of the Board is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. For the Fund's most recent fiscal year ended, December 31, 2013, the Audit Committee met four times.

The Nominating and Corporate Governance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Nominating and Corporate Governance Committee's purposes, duties and powers are set forth in its written charter, which is described in Appendix C -- the charter also describes the process by which shareholders of the Trust may make nominations. The Trust established this Committee on August 2, 2013 and, as of December 31, 2013, the Committee met two times.

The Valuation Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Valuation Committee meets as needed in the event that the Funds hold any securities that are subject to valuation and it reviews the fair valuation of such securities on an as needed basis. The Trust established this Committee on August 2, 2013 and, as of December 31, 2013, the Committee did not meet.

TRUSTEE COMPENSATION. Each Trustee who is not an "interested person" of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Compensation received from the Trust for the fiscal year ended December 31, 2013 is as follows:

                     AGGREGATE            PENSION OR RETIREMENT          ESTIMATED ANNUAL       TOTAL COMPENSATION FROM
NAME OF PERSON/    COMPENSATION         BENEFITS ACCRUED AS PART          BENEFITS UPON       TRUST/FUND COMPLEX PAID TO
  POSITION           FROM FUND             OF FUNDS EXPENSES               RETIREMENT                TRUSTEES(*)(1)
David J. Urban,
Trustee                 $0                      $0                             $0                       $5,000

Mary Lou H.
Ivey, Trustee           $0                      $0                             $0                       $5,000

Theo H. Pitt, Jr.,
Trustee(2)              $0                      $0                             $0                       $2,500
-------------------------------------------------------------------------------------------------------------------------

*   Trust does not pay deferred compensation.
(1) The "Fund Complex" consists of the Trust, which is comprised of the eleven Funds.
(2) Mr. Pitt became a Trustee to the Trust on August 2, 2013.

SALES LOADS. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families. The Fund currently offers Institutional Shares and Platform Shares. No front-end or deferred sales charges are applied to the purchase of Institutional Shares or Platform Shares.

The Chairman of the Board of Trustees is Mr. Pasco, who is an "interested person" of the Trust, within the meaning of the 1940 Act. The Trust does not have a "lead" independent trustee. The use of an interested Chairman balanced by an independent Audit Committee allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust's auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions. Considering the size of the Trust and its shareholder base, the Trustees have determined that an interested Chairman balanced by an independent Audit Committee is the appropriate leadership structure for the Board of Trustees.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund's risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund's Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust's valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund's investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust's independent registered public accounting firm regarding the Fund's financial condition and the Trust's internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust's compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. The characteristics that have led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

Sales Loads. No front-end or deferred sales charges are applied to the purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser, VAM, FDCC, and by the members of their immediate families. These sales waivers are in place because of the nature of the investor and in recognition of the reduced sales effort required to attract such investments.

Policies Concerning Personal Investment Activities. The Fund, the Adviser, VAM and the principal underwriter have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies. The Trust and the Fund's Sub-Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Trust's policy delegates responsibility regarding proxy voting to the Sub-Adviser, subject to the Sub-Adviser's proxy voting policy and the supervision of the Board. The Sub-Adviser's proxy voting policy requires the Sub-Adviser to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Sub-Adviser's policy underscores the Sub-Adviser's concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Sub-Adviser's policy dictates that the Sub-Adviser vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the Sub-Adviser on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

The Trust's policy provides that, if a conflict of interest between the Sub-Adviser or its affiliates and the Fund arises with respect to any proxy, the Sub-Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board's instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Sub-Adviser, is most consistent with the Sub-Adviser's proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Trust is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees. A copy of the Trust's proxy voting policy can be found in Appendix A and a copy of the Sub-Adviser's proxy voting policy can be found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, is available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser.

As of December 31, 2013], the following persons were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Fund.

-----------------------------------------------------------------------------------------------------------------
    SHAREHOLDER NAME AND ADDRESS               NUMBER OF SHARES HELD              PERCENTAGE OF FUND SHARES HELD
-----------------------------------------------------------------------------------------------------------------
Charles Schwab
101 Montgomery Street                              183,895.540                               21.04%
San Francisco, CA 94104

As of March 31, 2014, the following persons owned of record, or beneficially owned, 5% or more of the outstanding voting shares of the Fund's Class C Shares:

-----------------------------------------------------------------------------------------------------------------
    SHAREHOLDER NAME AND ADDRESS               NUMBER OF SHARES HELD              PERCENTAGE OF FUND SHARES HELD
-----------------------------------------------------------------------------------------------------------------
NFSC
188 Polihale Place
Honolulu, HI 96825                                  3,815,932                                 9.88%

UBS Financial Services Inc.
499 Washington Blvd. 9th Floor
Jersey City, NJ 07310-2055                         13,598,822                                35.22%

TD Ameritrade Inc
P. O. Box 2226
Omaha, NE 68103-2226                                4,818,324                                12.48%
-----------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP. As of March 31, 2014 the officers and directors as a group owned less than 1% of the outstanding shares of the Company, its series or classes.

INVESTMENT ADVISER AND ADVISORY AGREEMENT

INVESTMENT ADVISER. Commonwealth Capital Management, LLC, ("CCM" or the "Adviser") 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, is the Fund's adviser. The Adviser is registered as an adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an independent, privately held limited liability company. Mr. John Pasco, III, Chairman of the Board of the Trust, is President of the Adviser and its sole owner.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the "Advisory Agreement"). Unless sooner terminated, the Advisory Agreement will continue in effect from year to year as long as such continuance is approved at least annually: (1) by the Trust's Board or by a majority vote of the outstanding voting securities of the Fund and (2) a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act. The Advisory Agreement will automatically terminate in the event of its "assignment", as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon sixty (60) days' written notice to the other party by: (i) the majority vote of all the trustees or by vote of a majority of the outstanding voting securities of the Fund; or
(ii) the Adviser.

Under the Advisory Agreement, the Adviser periodically assesses the Fund's investment policies and recommends changes regarding the policies to the Board where appropriate. The Adviser evaluates the performance of the sub-adviser in light of selected benchmarks and the needs of the Fund, recommends changes to the Board where appropriate and reports to the Board on the foregoing.

Pursuant to the Advisory Agreement, CCM provides investment advisory services for an annual fee of 1.25% on the first $500 million of average daily net assets and 1.00% on average daily net assets over $500 million.

On January __, 2014, the Predecessor Fund was reorganized into a new series of the Trust (the "Fund"). Prior to the reorganization, the Adviser was the investment adviser to the Predecessor Fund and received the following payments for each of the years set forth below ending on December 31:.

--------------------------------------------------------------------------------
                                     2013             2012             2011
--------------------------------------------------------------------------------
Gross Advisory Fees                $324,560         $356,569         $546,187
--------------------------------------------------------------------------------
Waivers and reimbursements         $ 54,102         $ 44,957         $    -0-
--------------------------------------------------------------------------------
Net Advisory fees                  $270,458         $311,612         $546,187
--------------------------------------------------------------------------------

The Adviser has contractually agreed to waive or limit its fees and/or assume other expenses so that the total annual operating expenses of the Fund's Class A and Class C shares was limited to 2.75% and 3.50%, respectively. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

SUB-ADVISER. Vontobel Asset Management, Inc., 450 Park Avenue, New York, New York 10022 ("VAM"). VAM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. VAM is a wholly owned subsidiary of Vontobel Holding AG, a Swiss bank holding company which is traded on the Swiss Stock Exchange.

Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day decision-making with respect to the Fund's investment program. The Sub-Adviser, with the Adviser's oversight, manages the investment and reinvestment of the assets of the Fund, continuously reviews, supervises and administers the investment program of the Fund, determines in its discretion the securities to be purchased or sold and provides the Trust and its agents with records relating to its activities. The Adviser, from its advisory fee, pays the Sub-Adviser 0.55% of the advisory fee received from the Fund.

Portfolio Manager. Mr. Matthew Benkendorf became the portfolio manager of the Fund on July 1, 2012.

The following table provides information as of December 31, 2013, regarding any other accounts managed by the portfolio manager for the Fund. As noted in the table, the portfolio manager managing the Fund may also manage or be a member of management teams for other similar accounts.

-----------------------------------------------------------------------------------------------------------------------
                                                            OTHER POOLED INVESTMENT

                       REGISTERED INVESTMENT COMPANIES             VEHICLES                       OTHER ACCOUNTS
                       -------------------------------             --------                       --------------
                      -------------------------------------------------------------------------------------------------
  PORTFOLIO           NUMBER OF                            NUMBER OF         TOTAL         NUMBER OF           TOTAL
MANAGER (FUND)         ACCOUNTS          TOTAL ASSETS*      ACCOUNTS        ASSETS*         ACCOUNTS          ASSETS*
-----------------------------------------------------------------------------------------------------------------------
Matthew                  2                  $74.21             5           $913.819            3             $750.060
Beckendorf
-----------------------------------------------------------------------------------------------------------------------
Accounts where           0                    $0               0              $0               0                $0
compensation
is based upon
account
performance
-----------------------------------------------------------------------------------------------------------------------

     *Millions

--------------------------------------------------------------------------------
               OWNERSHIP OF FUND SECURITIES BY PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

The following chart sets forth the dollar range of equity securities beneficially owned by the portfolio manager in the Fund as of DECEMBER 31, 2013:

--------------------------------------------------------------------------------
PORTFOLIO MANAGER                            DOLLAR RANGE OF EQUITY SECURITIES
                                                   BENEFICIALLY OWNED IN
                                                     EACH FUND MANAGED
--------------------------------------------------------------------------------
Matthew Benkendorf                               European Equity Fund - $0
--------------------------------------------------------------------------------

The Sub-Adviser does not believe that any material conflicts exist between Mr. Benkendorf's portfolio management of the Fund and his management of the 2 other investment companies. The 2 other investment companies and the Fund have substantially the same investment objectives, strategies, policies and the investment portfolios are substantially the same. The Adviser believes that the allocation of investment opportunities is not an issue between these entities because investment opportunities are allocated equitably between each fund based upon relative asset size.

--------------------------------------------------------------------------------
                        COMPENSATION OF PORTFOLIO MANAGER
--------------------------------------------------------------------------------

The portfolio manager's compensation consists of two components. The first component is base salary, which is fixed. The second component of compensation is a small percentage of the gross revenues received by Vontobel which are generated by the products that the portfolio manager manages. Payment of a portion of the revenue share is deferred for a three-year period. The portfolio manager does not receive any compensation directly from the Fund or the Adviser.

                           MANAGEMENT-RELATED SERVICES

Administration. Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS" or "Administrator"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. John Pasco III, Chairman of the Board of the Trust, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the average daily net assets of the Fund.

The table below shows the total amount of administrative fees that the Fund paid CSS for the last three fiscal years ending December 31:.

--------------------------------------------------------------------------------
   2013                          2012                           2011
--------------------------------------------------------------------------------
$51,000                       $69,051                       $108,759
--------------------------------------------------------------------------------

CUSTODIAN AND ACCOUNTING SERVICES. Pursuant to a Custodian Agreement and the Accounting Agency Agreement with the Trust, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Fund's securities and cash and as the Fund's accounting services agent. With the consent of the Trust, BBH has designated The Depository Trust Company of New York ("DTC") as its agent to secure a portion of the assets of the Fund. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities acquired and held by the Fund outside the United States. Such appointments are subject to appropriate review by the Board. As the accounting services agent of the Fund, BBH maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business.

TRANSFER AGENT. Pursuant to a Transfer Agent Agreement with the Trust, Commonwealth Fund Services, Inc. (the "Transfer Agent") acts as the Trust's transfer and disbursing agent. The Transfer Agent is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board of the Trust, is the sole owner of the Transfer Agent and its President and Chief Financial Officer. Therefore, the Transfer Agent may be deemed to be an affiliate of the Trust and CSS.

The Transfer Agent provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. The Transfer Agent is responsible for processing orders and payments for share purchases. The Transfer Agent mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. The Transfer Agent disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, the Transfer Agent receives per account fees and transaction charges plus out-of-pocket expenses against a minimum fee.

DISTRIBUTOR. First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Trust, owns 100% of the Distributor, and is its President, Treasurer and a trustee. The Distributor is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of the Fund's shares is continuous. The Distributor is entitled to the front-end sales charge on the sales of Class A Shares as described in the prospectus and this SAI. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Fund shares as described in the applicable prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from certain classes of the Fund, as described in the applicable prospectus and this SAI.

Prior to the reorganization, FDCC served as the principal underwriter and national distributor of the Predecessor Fund's shares. The table below shows the total compensation that the Predecessor Fund paid to FDCC for the last three fiscal years:

------------------------------------------------------------------------------------------------------
                      NET UNDERWRITING       COMPENSATION ON
FISCAL YEAR ENDED      DISCOUNTS AND         REDEMPTIONS AND         BROKERAGE            OTHER
  DECEMBER 31:          CONCESSIONS            REPURCHASES          COMMISSIONS       COMPENSATION(1)
------------------------------------------------------------------------------------------------------
      2013                $3,198                 $55,860                None             $ 63,571
------------------------------------------------------------------------------------------------------
      2012                $1,024                 $ 6,171                None             $ 72,349
------------------------------------------------------------------------------------------------------
      2011                $3,882                 $80,628                None             $121,293
------------------------------------------------------------------------------------------------------

(1) Fees received pursuant to the Fund's Distribution (12b-1) and Services Fees.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Trust's independent registered public accounting firm, Tait, Weller & Baker LLP, audits the Trust's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Trust's tax returns. Tait, Weller & Baker LLP is located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103.

                             PORTFOLIO TRANSACTIONS

It is the policy of both the Adviser and VAM, in placing orders for the purchase and sale of securities, to seek to obtain the best price and execution for securities transactions, taking into account such factors as price, commission, where applicable, (which is negotiable in the case of U.S. national securities exchange transactions but which is generally fixed in the case of foreign exchange transactions), size of order, difficulty of execution and the skill required of the executing broker/dealer. After a purchase or sale decision is made by the Adviser or VAM, the Adviser or VAM arranges for execution of the transaction in a manner deemed to provide the best price and execution.

Exchange-listed securities are generally traded on their principal exchange, unless another market offers a better result. Securities traded only in the over-the-counter market may be executed on a principal basis with primary market makers in such securities, except for fixed price offerings and except where the Fund may obtain better prices or executions on a commission basis or by dealing with other than a primary market maker.

The Adviser or VAM, when placing transactions, may allocate a portion of the Fund's brokerage to persons or firms providing the Adviser (or VAM) with investment recommendations, statistical research or similar services useful to the Adviser's (or VAM's) investment decision-making process. The term "investment recommendations or statistical research or similar services" means
(1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy.

Such services are one of the many ways the Adviser and VAM can keep abreast of the information generally circulated among institutional investors by broker-dealers. While this information is useful in varying degrees, its value is indeterminable. Such services received, on the basis of transactions for the Fund, may be used by the Adviser (or VAM) for the benefit of other clients, and the Fund may benefit from such transactions effected for the benefit of other clients.

For the fiscal year ended December 31, 2013, the Predecessor Fund did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser.

The Board has adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser and VAM have been instructed not to place transactions with an affiliated broker-dealer, unless such transactions are performed in accordance with the Fund's policies and procedures and the 1940 Act. The Board reviews all transactions which have been placed pursuant to those policies and procedures at its Board meetings.

When two or more funds that are managed by the Adviser or VAM are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each fund. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as a fund is concerned. In other cases, however, the ability of a fund to participate in volume transactions will be beneficial for a fund. The Board of Trustees of the Trust believes that these advantages, when combined with the other benefits available because of the Adviser's or VAM's organization, outweigh the disadvantages that may exist from this treatment of transactions.

During the past three fiscal years, the Predecessor Fund paid brokerage commissions as follows:

--------------------------------------------------------------------------------
   2013                           2012                          2011
--------------------------------------------------------------------------------
$21,671                        $70,969                       $100,825
--------------------------------------------------------------------------------

The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board, including those who are not "interested persons", have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended December 31, 2011, 2012 and 2013, the Predecessor Fund paid no brokerage commissions on portfolio transactions effected by affiliated brokers.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. As of December 31, 2013, the Fund did not hold any securities of "regular broker dealers."

                              DESCRIPTION OF SHARES

The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust's Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the

Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust's shares of beneficial interest have no par value.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust's outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust's shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust's shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

RULE 18F-3 PLAN. The Board of Trustees has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Trust for the benefit of each of its series. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represents an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Fund. At present, the Fund is authorized to offer Class A

Shares, imposing a front-end sales charge of up to a maximum of 5.75% and charging a 0.25% 12b-1 fee; Institutional Shares imposing no front-end sales charge, charging a two percent (2.00%) deferred sales charge if shares are redeemed within ninety (90) days of purchase and not charging 12b-1 fees; and Class C Shares charging no front-end sales charge, charging a deferred sales charge of 2.00% if shares are redeemed within two (2) years after purchase and charging a 1.00% 12b-1 fee.

                                  DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). These non-cash concessions are in addition to the sales load described in the applicable prospectus. The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

COMPUTATION OF OFFERING PRICE - Class A Shares. A hypothetical illustration of the computation of the offering price per share, using the value of the Fund's net assets attributable to Class A Shares and the number of outstanding Class A Shares at the close of business on December 31, 2013 and the Class A Shares' maximum front-end sales charge of 5.75%, is as follows:

----------------------------------------------------------------------
Net Assets                                            $ 25,079,929
----------------------------------------------------------------------
Outstanding Shares                                         935,694
----------------------------------------------------------------------
Net Asset Value Per Share                             $      24.66
----------------------------------------------------------------------
Sales Charge (5.75% of the offering price)            $       1.50
----------------------------------------------------------------------
Offering Price to Public                              $      26.16
----------------------------------------------------------------------

STATEMENT OF INTENTION. The reduced sales charge and public offering price applicable to Class A Shares, as set forth in the prospectus, applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Class A Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

PLAN OF DISTRIBUTION. The Fund has a Plan of Distribution or "12b-1 Plan" for each of its Class A and Class C shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board of Trustees of the Trust and the expenses paid under the 12b-1 Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect. During the fiscal year ended December 31, 2013, the Distributor received $63,571 in distribution and service fees from the Predecessor Fund.

The 12b-1 Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund's Class A Shares average daily net assets and 1.00% of the average daily net assets attributable to the Fund's outstanding Class C Shares. Under the Class C Shares' 12b-1 Plan, payments by the Trust (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Class C Shares, and (ii) to an institution (a "Service Organization") for shareholder support services may not exceed the annual rates of 0.25% of the average daily net assets attributable to the Fund's outstanding Class C Shares which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Trust". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Trustees for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Trustees and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers in Class A Shares or Class C Shares (as applicable).

The Trust understands that Service Organizations may charge fees to their customers who are the beneficial owners of Class A Shares or Class C Shares (as applicable), in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Trust, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class A Shares or Class C Shares (as applicable).

The Trust's Board of Trustees have concluded that there is a reasonable likelihood that the 12b-1 Plans will benefit the Fund. Potential benefits of the Plans to the Fund include improved shareholder services, savings to the Fund in transfer agency costs, savings to the Fund in advisory fees and other expenses, benefits to the investment process through growth and stability of assets and maintenance of a financially healthy management organization. The 12b-1 Plans are subject to annual re-approval by a majority of the 12b-1 Trustees and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plans with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by the Distributor or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

The Plans are a type of plan known as a "compensation" plan because payments are made for services rendered to the Fund with respect to Fund shares regardless of the level of expenditures made by the Fund's distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and considering the annual renewal of the Plans. FDCC has indicated that it expects its expenditures to include, without limitation:
(i) the printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports; (ii) those relating to the development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of the Fund's shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the shares of the Fund; and (vi) financing any other activity that the Fund's distributor determines is primarily intended to result in the sale of shares of the Fund. The Fund's distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Fund shares.

As long as the 12b-1 Plans are in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

                 ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser or the Distributor and their affiliates may, out of their own resources and without additional cost to the Fund or its shareholders, pay a 1% solicitation fee to securities dealers or other financial intermediaries (collectively, a "Financial Intermediary") on each customer purchase solicited by the Financial Intermediary in excess of $1 million. These payments may be in addition to payments made by the Fund to the Financial Intermediary under the Fund's Rule 12b-1 Plan. For more information regarding the Fund's Rule 12b-1 Plan, please see "Distribution - Plan of Distribution."

                ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

PURCHASING SHARES. You may purchase Fund shares directly from the Distributor. You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution.

The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge. Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment by the time the Fund prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

Authorized institutions may charge their customers a processing or service fee in connection with the purchase or redemption of shares of the Fund. The amount and applicability of such a fee is determined and disclosed to its customers by each individual authorized institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectuses and this SAI. Your authorized institution will provide you with specific information about any processing or service fees you will be charged.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

EXCHANGING SHARES. Shareholders may exchange their shares for the same class of shares of any other fund of the Trust, provided the shares of such fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent may charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so. If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until the third business day. The sale of Fund shares to complete an exchange will be effected at the net asset value of the fund next computed after your request for exchange is received in proper form.

WAIVER OF REDEMPTION FEES AND DEFERRED SALES CHARGES. Deferred sales charges and redemption fees are waived for 401(k) and qualified investment plan platforms.

ELIGIBLE BENEFIT PLANS. An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds of the Trust.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $5,000 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

SELLING SHARES. You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or
(c) an emergency, as defined by the rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectuses, the Fund offers the following shareholder services:

REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectuses to open your account. Be sure to specify which class of shares you wish to invest in.

TELEPHONE TRANSACTIONS. A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Fund employs reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm the shareholder's identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Fund from unauthorized transactions.

AUTOMATIC INVESTMENT PLANS. Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

RETIREMENT PLANS. Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

                                   TAX STATUS

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS"), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting a Fund and its shareholders (including shareholders owning large positions in the Fund). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in a Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company ("RIC"), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax ("AMT"). Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

o a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

o a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

o an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

o a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A "Non-U.S. shareholder" is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

TAXATION AS A RIC -- The Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a "qualified publicly traded partnership." A "qualified publicly traded partnership" is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test it is no longer subject to a 35% penalty as long as such failure is inadvertent. Instead, such RIC is only required to pay the tax the amount of shortfall to the amount that would have satisfied the 90% income test.

With respect to the asset-diversification requirement, the fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is "de minimis." Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 35%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its "investment company taxable income" as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 35%). The Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund's ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund's capital gain net income (generally computed for the one-year period ending on October
31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, do not expect to be subject to this excise tax.

The Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund's "investment company taxable income" (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to 2011, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by the Fund, the Fund's tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant.

Except as set forth in "Failure to Qualify as a RIC," the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

FAILURE TO QUALIFY AS A RIC -- If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund's shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as "qualified dividend income" eligible for reduced rates of U.S. federal income taxation, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund's current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders' tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

The Board reserves the right not to maintain the qualifications of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

TAXATION FOR U.S. SHAREHOLDERS -- Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund's ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund's income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers' cooperatives or real estate investment trusts or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Dividends received by the Fund from an exchange traded fund ("ETF") or other investment company taxable as a RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such ETF. If you lend your Fund shares pursuant to a securities lending or similar arrangement, you may lose the ability to treat dividends (paid while the Fund shares are held by the borrower) as qualified dividend income. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses ("capital gain dividends"), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of the Fund's earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders' AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund's taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, its proportionate shares of such undistributed amount, and (ii) will be entitled to credit its proportionate shares of the federal income tax paid by the Fund on the undistributed amount against its U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder's gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events. U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 35%, while long-term capital gain generally will be taxed at a maximum rate of 15%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund's shareholders' Consolidated Form 1099s when "covered" securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund's standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund's standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their "net investment income," which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

The Fund is required in certain circumstances to backup withhold at a current rate of 28% on taxable distributions and certain other payments paid to non-corporate holders of the Fund's shares who do not furnish the Fund with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

TAX SHELTER REPORTING REGULATIONS -- Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHAREHOLDER REPORTING OBLIGATIONS WITH RESPECT TO FOREIGN FINANCIAL ASSETS -- Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in "specified foreign financial assets" on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938's release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder's (indirect) interest in the Fund's "specified foreign financial assets," if any, will be required to be reported on this Form 8938.

OTHER REPORTING AND WITHHOLDING REQUIREMENTS -- Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments ("withholdable payments") made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; there scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a "foreign financial institution" will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders' direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS -- Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

U.S. GOVERNMENT OBLIGATIONS - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. This preferential treatment may not be available to the extent the Fund receives such interest indirectly through an investment in an ETF. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

ORIGINAL ISSUE DISCOUNT, PAY-IN-KIND SECURITIES, MARKET DISCOUNT AND COMMODITY-LINKED NOTES -- Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in the Fund's taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having "market discount." Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its "revised issue price") over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt obligation. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund's income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund's income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See "Higher-Risk Securities."

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having "acquisition discount" (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

HIGHER-RISK SECURITIES -- To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

ISSUER DEDUCTIBILITY OF INTEREST -- A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

SECTION 1256 CONTRACTS - Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked-to-market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts (other than certain foreign currency contracts) generally will be considered 60% long-term and 40% short-term capital gain or loss.
Tax-Exempt Shareholders -- A tax-exempt shareholder could recognize unrelated business taxable income (UBTI) by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes "excess inclusion income" derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts ("CRTs") that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes "excess inclusion income," then the regulated investment company will be subject to a tax on that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Fundhas not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

PASSIVE FOREIGN INVESTMENT COMPANIES -- A passive foreign investment company ("PFIC") is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.
Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

FOREIGN CURRENCY TRANSACTIONS -- The Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

FOREIGN TAXATION -- Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

The ETFs and other investment companies in which the Fund invests may invest in foreign securities. Dividends and interest received by an ETF's or investment company's holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. As noted above, tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the ETF or investment company in which the Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such ETF's or investment company's total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF or investment company should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the Fund, subject to certain limitations. The Fund, however, is not expected to be able to pass these benefits along to its shareholders.

FOREIGN SHAREHOLDERS -- Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Internal Revenue Code (such shareholder, a "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

In general, a regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders ("interest-related dividends"), and
(ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company ("short-term capital gain dividends"). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

The Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of the Fund that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of "U.S. real property interests" ("USRPIs") apply to the foreign shareholder's sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Fund were either a "U.S. real property holding corporation" ("USRPHC") or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation's USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder's current and past ownership of the Fund. On and after January 1, 2012, this "look-through" USRPI treatment for distributions by a Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund's assets. The Fund does not expect to be USRPHCs. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder's conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

                              FINANCIAL INFORMATION

The Fund is a continuation of the Predecessor Fund and, therefore, the Fund's financial information includes results of the Predecessor REMS Fund. The Predecessor Fund commenced operations on February 15, 1996 for Class A Shares and January 1, 2003 for Class C Shares. Shareholders of the Predecessor Fund approved the reorganization into the Fund on August ____, 2014 and received shares of the Fund on August ___, 2014.

The audited financial statements of the Predecessor Fund for the fiscal years ended December 31, 2009, 2010, 2011, 2012 and 2013 including the financial highlights appearing in the Annual Report to shareholders, have been adopted by the Fund and are incorporated by reference and made a part of this document. You may request a copy of the annual and semi-annual reports for the Fund, once available, and the Predecessor Fund at no charge by calling the Fund at:

                                WORLD FUNDS TRUST
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 673-0550
                       Website: www.theworldfundstrust.com
                             e-mail: mail@ccofva.com

                                   APPENDIX A

                                WORLD FUNDS TRUST

                        PROXY VOTING POLICY AND PROCEDURE

     The World Funds Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust offers multiple series (each a "Fund" and, collectively, the "Funds"). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the "Proxy Rule"), the Board of Trustees of the Trust (the "Board") has adopted this proxy voting policy on behalf of the Trust (the "Policy") to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds' shareholders.

              DELEGATION OF PROXY VOTING AUTHORITY TO FUND ADVISERS
              -----------------------------------------------------

     The Board believes that the investment advisor of each Fund (each an "Adviser" and, collectively, the "Advisers"), as the entity that selects the individual securities that comprise its Fund's portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

     The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund's investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser's proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

                        CONFLICT OF INTEREST TRANSACTIONS
                        ---------------------------------

     In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser's proxy voting policy, to the extent consistent with the shareholders' best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board's decision.

 AVAILABILITY OF PROXY VOTING POLICY AND RECORDS AVAILABLE TO FUND SHAREHOLDERS
 ------------------------------------------------------------------------------

     If a Fund has a website, the Fund may post a copy of its Adviser's proxy voting policy and this Policy on such website. A copy of such policies and of each Fund's proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund's toll-free telephone number as printed in the Fund's prospectus. The Trust's administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

     Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust's administrator within 15 days following the end of each calendar quarter. The Trust's administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

                                   APPENDIX B

The Annual Report for the fiscal year end December 31, 2013 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Fund included in the Annual Report have been audited by the Fund's independent registered public accounting firm, Tait, Weller & Baker LLP, whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A

                         VONTOBEL ASSET MANAGEMENT, INC.

                        PROXY AND CORPORATE ACTION VOTING
                             POLICIES AND PROCEDURES

I.    POLICY.

Vontobel Asset Management, Inc. (the "Sub-Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Sub-Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the Sub-Adviser's clients have delegated to the Sub-Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Sub-Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its investment advisory agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Sub-Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Sub-Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Sub-Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II.   PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Sub-Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.  PROCEDURES.

The Sub-Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Sub-Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Sub-Adviser makes an exception to the Guidelines.

The Sub-Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A.    Conflicts of Interest.

Where a proxy proposal raises a material conflict between the Sub-Adviser's interests and a client's interest, including a mutual fund client, the Sub-Adviser will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Sub-Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Sub-Adviser shall vote in accordance with such pre-determined voting policy.

2. Obtain Consent of Clients. To the extent that the Sub-Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Sub-Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Sub-Adviser will abstain from voting the securities held by that client's account.

3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the Sub-Adviser to forward all proxy matters in which the Sub-Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Sub-Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Sub-Adviser will abstain from voting the securities held by that client's account.

The Sub-Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B.  Limitations.

In certain circumstances, in accordance with a client's investment advisory agreement (or other written directive) or where the Sub-Adviser has determined that it is in the client's best interest, the Sub-Adviser will not vote proxies received. The following are certain circumstances where the Sub-Adviser will limit its role in voting proxies:

1. Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Sub-Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Sub-Adviser for such account, it will promptly be forwarded to the client or specified third party.

2. Terminated Account. Once a client account has been terminated in accordance with its investment advisory agreement, the Sub-Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. Limited Value. If the Sub-Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant the Sub-Adviser may abstain from voting a client's proxies. The Sub-Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Sub-Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Sub-Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Sub-Adviser may recall the security for the purposes of voting.

5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Sub-Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.

IV. RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Sub-Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Sub-Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Sub-Adviser to any written or oral client request for proxy voting information;
(vi) any documents prepared by the Sub-Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and
(vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Sub-Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Sub-Adviser voted proxies with respect to the clients' portfolio securities. The Sub-Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Sub-Adviser.

The Sub-Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Sub-Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

o    the name of the issuer of the portfolio security;
o    the exchange ticker symbol of the portfolio security(1);
o    the CUSIP number of the portfolio security(1);
o    the shareholder meeting date;
o    a brief description of the matter voted on;
o    whether the matter was put forward by the issuer or a shareholder;
o    whether the mutual fund voted;
o    how the mutual fund cast its vote; and
o    whether the mutual fund cast its vote for or against management.

V.   GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.  Oppose.

The Sub-Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

2.  Providing cumulative voting rights.

B.  Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2.  Date and place of annual meeting.

3.  Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Sub-Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.  Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Sub-Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.  Employee Stock Purchase Plans.

10. Establish 40 1(k) Plans.

C.  Case-By-Case.

The Sub-Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.  Pay directors solely in stock;

2.  Eliminate director's mandatory retirement policy;

3.  Rotate annual meeting location or date;

4.  Changes in the state of incorporation;

5.  Social and corporate responsibility issues;

6.  Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

D.  Investment Company Issues.

From time to time the Sub-Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1.  Elect directors or trustees;

2.  Ratify or approve independent accountants;

3.  Approve a new investment adviser or sub-adviser;

4.  Approve a change to an investment advisory fee;

5.  Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7.  Approve a change in the state of incorporation; and

8.  Approve a plan of reorganization or merger.

The Sub-Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment adviser or sub-adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Sub-Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.

(1) The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

                                   APPENDIX C

              NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

                                WORLD FUNDS TRUST

NOMINATING AND CORPORATE GOVERNANCE COMMITTEE MEMBERSHIP

    1. The Nominating and Corporate Governance Committee of World Funds Trust (the "Trust") shall be composed entirely of Independent Trustees.

BOARD NOMINATIONS AND FUNCTIONS

    1. The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates' qualifications for Board membership and their independence from the investment advisers to the Trust's series portfolios and the Trust's other principal service providers. Persons selected as Independent Trustees must not be "interested person" as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

    2. The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

    3. The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

    4. The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

COMMITTEE NOMINATIONS AND FUNCTIONS

    1. The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

    2. The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

OTHER POWERS AND RESPONSIBILITIES

    1. The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

    2. The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:   August 2,

     APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

WORLD FUNDS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

   I. Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

  II. Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

 III. Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate's knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate's educational background; (iv) the candidate's reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board's existing mix of skills, core competencies and qualifications; (vi) the candidate's perceived ability to contribute to the ongoing functions of the Board, including the candidate's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate's ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

                                OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the "Registrant") dated April 9, 2007.(1)

(a)(2) Certificate of Amendment dated January 7, 2008 to the Registrant's Certificate of Trust dated April 9, 2007.(1)

(a)(3) Registrant's Agreement and Declaration of Trust dated April 9, 2007, as revised June 23, 2008.(2)

          (B) REGISTRANT'S BY-LAWS DATED APRIL 9, 2007.(1)

(C)       NOT APPLICABLE.

(d)(1) Investment Advisory Agreement between the Registrant and Navigator Money Management, Inc. with respect to (Sector Rotation Fund (formerly The Navigator Fund).(8)

(d)(2) Investment Advisory Agreement, dated January 29, 2009, between the Registrant and Sherwood Forest Capital Management, with respect to the Sherwood Forest Long/Short Fund.(8)

(d)(3) Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Umion Street Partners Value Fund.(11)

(d)(3)(a) Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund.(11)

(d)(4) Investment Advisory Agreement between the Registrant and Gibson Volatility Management, LLC with respect to the GVM Managed Volatility Fund.

(d)(5) Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc.(12)

(d)(6) Investment Advisory Agreement between the Registrant and Virginia Financial Innovations Corp. with respect to the Virginia Equity Fund(13)

(d)(7) Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM All-Cap Value Fund.(14)

(d)(8) Investment Advisory Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM V2000 SmallCap Value Fund.(14)

(d)(9) Investment Advisory Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Real Estate Value Opportunity Fund.(15)

(d)(10) Investment Advisory Agreement between the Registrant and B. Riley Asset Management, LLC with respect to the B. Riley Diversified Equity Fund.(16)

(d)(11) Investment Advisory Agreement between the Registrant and Toreador Research and Trading, LLC with respect to the Toreador International Fund.(17)

(d)(12) Investment Advisory Agreement between the Registrant and Commonwealth Capital Management, LLC with respect to the European Equity Fund.(17)

(d)(13) Investment Sub-Advisory Agreement between Commonwealth Capital Management, LLC and Vontobel Asset Management, with respect to the European Equity Fund.(17)

(e)(1) Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp.(3).

(e)(2) Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp.(8)

(e)(3) Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated August 2, 2013.(14)

(e)(4) Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated October 11, 2013.(15)

(e)(5) Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated November 26, 2013.(16)

(e)(6) Schedule B to Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp, updated August xx, 2014.(17)

(g)(1) Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A.(2)

(g)(2) Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A. with respect to the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.(8)

(g)(3) Form of revised Appendix B and Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include Sector Rotation Fund (formerly The Navigator Fund).(8)

(g)(4) Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund.(8)

(g)(5) Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the GVM Managed Volatility Fund.(8)

(g)(6) Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund.(12)

(g)(7) Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the Virginia Equity Fund.(13)

(g)(8) Custody Agreement dated October xx, 2013 between the Registrant and Brown Brothers Harriman with respect to REMS International Fund(15)

(g)(9) Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the B.Riley Diversified Equity Fund.(16)

(g)(10) Custody Agreement dated August xx, 2014 between the Registrant and Brown Brothers Harriman with respect to Toreador International Fund(17)

(g)(11) Custody Agreement dated August xx, 2014 between the Registrant and Brown Brothers Harriman with respect to European Equity Fund(17)

(H)(1)(A) ADMINISTRATIVE SERVICES AGREEMENT DATED JULY 30, 2008 BETWEEN THE REGISTRANT AND COMMONWEALTH SHAREHOLDER SERVICES, INC.(3)

          (h)(1)(b) Schedule A to the Administrative Services Agreement.(4)

          (h)(1)(c) Amended and Restated Administrative Services Agreement dated July 30, 2008, as amended and restated between the Registrant and Commonwealth Shareholder Services, Inc.(4)

          (h)(1)(d) Amended and Restated Administrative Services Agreement between the Registrant and Commonwealth Shareholder Services, Inc.(8)

          (h)(1)(e) Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Long/Short Fund(8)

          (h)(1)(f) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).(8)

          (h)(1)(g) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Union Street Partners Value Fund.(8)

          (h)(1)(h) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the GVM Managed Volatility Fund.(8)

          (h)(1)(i) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Perkins Discovery Fund.(12)

          (h)(1)(j) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Virginia Equity Fund(13)

          (h)(1)(k) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the DGHM Funds.(14)

          (h)(1)(l) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the REMS International Fund.(15)

          (h)(1)(m) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the B Riley Diversified Equity Fund.(16)

          h)(1)(n) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Toreador International Fund.(17)

          h)(1)(o) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the European Equity Fund.(17)

(H)(2)(A) TRANSFER AGENCY AND SERVICES AGREEMENT DATED OCTOBER 1, 2008 BETWEEN THE REGISTRANT AND COMMONWEALTH FUND SERVICES, INC.(3)

          (h)(2)(b) Schedule C to the Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc.(4)

          (h)(2)(c) Amended and Restated Transfer Agency and Services Agreement between the Registrant and Commonwealth Fund Services.(8)

          (h)(2)(d) Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.(8)

          (h)(2)(e) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).(8)

          (h)(2)(f) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Union Street Partners Value Fund.(8)

          (h)(2)(g) Form of Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the GVM Managed Volatility Fund.(8)

          (h)(2)(h) Form of Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Perkins Discovery Fund.(12)

          (h)(2)(i) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Virginia Equity Fund(13)

          h)(2)(j) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the DGHM Funds.(14)

          h)(2)(k) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the REMS International Fund.(15)

          h)(2)(l) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the B. Riley Diversified Equity Fund.(16)

          h)(2)(m) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Toreador International Fund.(17)

          h)(2)(n) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2008, between the Registrant and Commonwealth Fund Services, Inc., with respect to the European Equity Fund.(17)

(H)(3)(A) ACCOUNTING SERVICES AGREEMENT DATED JULY 30, 2008 BETWEEN THE REGISTRANT AND COMMONWEALTH FUND ACCOUNTING, INC.(3)

          (h)(3)(b) Schedule A to the Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc.(4)

          (h)(3)(c) Amended and Restated Accounting Services Agreement between the Registrant and Commonwealth Fund Accounting, Inc.(8)

          (h)(3)(d) Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.(8)

          (h)(3)(e) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).(8)

          (h)(3)(f) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Uion Street Partners Value Fund.(8)

          (h)(3)(g) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the GVM Managed Volatility Fund.(8)

          (h)(3)(h) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Perkins Discovery Fund.(12)

          (h)(3)(i) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Virginia Equity Fund(13)

          (h)(3)(j) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the DGHM Funds.(14)

          (h)(3)(k) Accounting Services Agreement dated October xx, 2013 between the Registrant and Brown Brothers Harriman with respect to REMS International Fund(15)

          (h)(3)(l) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the B Riley Diversified Equity Fund(16)

          (h)(3)(m) Accounting Services Agreement dated August xx, 2014 between the Registrant and Brown Brothers Harriman with respect to REMS International Fund(17)

          (h)(3)(n) Accounting Services Agreement dated August xx, 2014 between the Registrant and Brown Brothers Harriman with respect to European Equity Fund(17)

          (h)(4)(a) Expense Limitation Agreement between the Registrant and Sherwood Forest Capital Management, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and Class C Shares of the Sherwood Forest Long/Short Fund.(4)

          (h)(4)(b) Expense Limitation Agreement, dated August 8, 2009, between the Registrant and Commonwealth Capital Management, Inc. with respect to Class A Shares, Class C Shares, Class P Shares, and Institutional Class Shares with respect to the Commonwealth Quantitative Fund, Commonwealth Small Cap Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund and the Frantzen Growth and Income Fund.(8)

          (h)(4)(d) Expense Limitation Agreement between the Registrant and Navigator Money Management, Inc. with respect to Class P Shares and No-Load Shares of the Sector Rotation Fund (formerly The Navigator
          Fund).(8)

          (h)(4)(e) Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the Class A and Class C shares of the Union Street Partners Value Fund.(11)

          (h)(4)(f) Expense Limitation Agreement between the Registrant and Gibson Volatility Management, LLC with respect to the Advisor Shares, Class A Shares and Institutional Shares of the GVM Managed Volatility Fund.(7)

          (h)(4)(g) Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovey Fund.(12)

          (h)(4)(h) Expense Limitation Agreement between the Registrant and Virginia Financial Innovations Corp. with respect to shares of the Virginia Equity Fund.(13)

          (h)(4)(i) Expense Limitation Agreement between the Registrant and Dalton, Greiner, Hartman, Maher & Co., LLC with respect to the DGHM Funds.(14)

          (h)(4)(i) Expense Limitation Agreement between the Registrant and Real Estate Management Services Group, LLC with respect to the REMS International Fund.(15)

          (h)(4)(k) Expense Limitation Agreement between the Registrant and B. Riley Asset Management, LLC with respect to the B. Riley Diversified Equity Fund.(16)

          (h)(4)(l) Expense Limitation Agreement between the Registrant and Toreador Research and Trading, LLC with respect to the Toreador International Fund.(17)

          (h)(4)(m) Expense Limitation Agreement between the Registrant and Commonwealth Capital Management, LLC with respect to the European Equity Fund.(17)

          (h)(5)(a) Shareholder Services Plan dated October 1, 2008.(3)

          (h)(5)(b) Revised Schedule A to the Shareholder Services Plan dated October 1, 2008.(4)

          (h)(5)(c) Shareholder Services Plan, dated July 30, 2008, with Amended Schedule A (dated January 29, 2009) to include the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.(6)

          (h)(5)(d) Amended Schedule A to the Shareholder Services Plan.(8)

          (h)(5)(e) Amended Schedule A to the Shareholder Services Plan with respect to the Virginia Equity Fund(13)

          (h)(5)(f) Shareholder Services Plan, dated August 2, 2013, with respect to DGHM V2000 SmallCap Value Fund Investor Share Class.(14)

          (h)(5)(g) Amended Schedule A to the Shareholder Services Plan with respect to the REMS International Fund(15)

(K)       NOT APPLICABLE.

(l)(1) Subscription Agreement dated July 30, 2008 between the Registrant, on behalf of the Commonwealth Small Cap Fund, and Mary T. Pasco, with respect to Institutional Class Shares of the Commonwealth Small Cap Fund.(2)

(m)(1) Plans of Distribution Pursuant to Rule 12b-1dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares.(3)

(m)(2) Revised Schedule A to the Plans of Distribution Pursuant to Rule 12b-1 dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares.(4)

(m)(3) Distribution Plan Pursuant to Rule 12-1, dated October 1, 2008, for Class A Shares, Class C Shares and Class P Shares of the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.(8)

(m)(4)    Revised Schedule A to the Distribution Plan Pursuant to Rule 12b-1.(8)

(m)(5)    Amended Schedule A to the Distribution Plan Pursuant to Rule
          12b-1.(11)

(m)(6) Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 with respect to Virginia Equity Fund(13)

(m)(7) Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund.(12)

(m)(8) Distribution Plan Pursuant to Rule 12b-1, dated August 2, 2013, for the Investor Class Shares and C Class Shares of the DGHM Funds.(14)

(m)(9) Distribution Plan Pursuant to Rule 12b-1, dated November 26, 2013, for the Investor Class Shares of the B. Riley Diversified Equity Fund.(16)

(m)(10) Distribution Plan Pursuant to Rule 12b-1, dated May 16, 2014, for the Investor and C Class Shares of the Toreador International Fund.(17)

(m)(11) Distribution Plan Pursuant to Rule 12b-1, dated May 16, 2014, for the A Class and C Class Shares of the European Equity Fund.(17)

(n)(2) Rule 18f-3 Multiple Class Plan with respect to Class P Shares and No-Load Shares of the Sector Rotation Fund (formerly The Navigator
          Fund).(8)

(n)(3) Rule 18f-3 Multiple Class Plan with respect to Advisor Shares, Class A Shares and Institutional Shares of the GVM Managed Volatility Fund.(8)

(n)(4) Rule 18f-3 Multiple Class Plan with respect to Class A Shares and Class C Shares of the Union Street Partners Value Fund.(11)

(n)(5) Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, Investor Class Shares and C Class Shares of the DGHM Funds.(14)

(n)(6) Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares and Investor Class Shares of the B.Riley Diversified Equity Fund.(16)

(n)(7) Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, Class C Shares and Investor Class Shares of the Toreador International Fund.(17)

(n)(8) Rule 18f-3 Multiple Class Plan with respect to Class A Shares and Class C Shares of the European Equity Fund.(17)

(p)(1) Combined Code of Ethics for the Registrant, Commonwealth Capital Management, LLC (the investment adviser to the Commonwealth Small Cap Fund, Commonwealth Quantitative Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund), Investment Management of Virginia, LLC (the investment sub-adviser to the Commonwealth Small Cap Fund), and First Dominion Capital Corp. (the distributor for the Registrant).(4)

(p)(2) Code of Ethics for Sherwood Forest Capital Management (the investment adviser to the Sherwood Forest Long/Short Fund).(5)

(p)(3) Code of Ethics for Navigator Money Management, Inc. (the investment adviser to the Sector Rotation Fund (formerly The Navigator
          Fund)).(8)

(p)(4)    Code of Ethics for Union Street Partners, LLC.(8)

(p)(5)    Code of Ethics for Gibson Volatility Management, LLC.(8)

(p)(6)    Code of Ethics for Perkins Capital Management, Inc.(12)

(p)(7)    Code of Ethics for Virginia Financial Innovations Corp.(13)

(p)(8)    Code of Ethics for Real Estate Management Services Group, LLC(15)

(p)(9)    Code of Ethics for B. Riley Asset Management, LLC(16)

(p)(10)   Code of Ethics for Toreador Research and Trading, LLC(17)

(p)(11)   Code of Ethics for Commonwealth Capital Management, LLC(17)

(p)(12)   Code of Ethics for Vontobel Asset Management, Inc.(17)

(q)       Powers of Attorney(18)

  1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on July 8, 2008 (File Nos. 333-148723 and 811-22172).
  2. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on August 28, 2008 (File Nos. 333-148723 and 811-22172).
  3. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on October 2, 2008 (File Nos. 333-148723 and 811-22172).
  4. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on November 25, 2008 (File Nos. 333-148723 and 811-22172).
  5. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on February 11, 2009 (File Nos. 333-148723 and 811-22172).
  6. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on September 27, 2010 (File Nos. 333-148723 and 811-22172).

  7. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on November 30, 2010 (File Nos. 333-148723 and 811-22172).
  8. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on December 13, 2010 (File Nos. 333-148723 and 811-22172).
  9. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on January 24, 2011 (file Nos. 333-148723 and 811-22172).
 10. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on February 16, 2011 (file Nos. 333-148723 and 811-22172).
 11. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on April 7, 2011 (file Nos. 333-148723 and 811-22172).
 12. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on August 17, 2012 (file Nos. 333-148723 and 811-22172).
 13. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on June 21, 2013. (File Nos. 333-148723 and 811-22172).
 14. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on August 15, 2013. (File Nos. 333-148723 and 811-22172).
 15. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on October 23, 2013. (File Nos. 333-148723 and 811-22172).
 16. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on February 10, 2014. (File Nos. 333-148723 and 811-22172).
 17.      To be filed by amendment.
 18. Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on May 30, 2014. (File Nos. 333-148723 and 811-22172).

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          NONE.

ITEM 30.  INDEMNIFICATION

SEE ARTICLE VIII, SECTION 2 OF THE REGISTRANT'S AGREEMENT AND DECLARATION OF TRUST AND THE SECTION TITLED "INDEMNIFICATION OF TRUSTEES, OFFICERS, EMPLOYEES AND OTHER AGENTS" IN THE REGISTRANT'S BY-LAWS.

INSOFAR AS INDEMNIFICATION FOR LIABILITIES ARISING UNDER THE SECURITIES ACT OF 1933, AS AMENDED ("SECURITIES ACT"), MAY BE PERMITTED TO TRUSTEES, OFFICERS AND CONTROLLING PERSONS OF THE REGISTRANT BY THE REGISTRANT PURSUANT TO THE DECLARATION OF TRUST OR OTHERWISE, THE REGISTRANT IS AWARE THAT IN THE OPINION OF THE SECURITIES AND EXCHANGE COMMISSION, SUCH INDEMNIFICATION IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE SECURITIES ACT AND, THEREFORE, IS UNENFORCEABLE. IN THE EVENT THAT A CLAIM FOR INDEMNIFICATION AGAINST SUCH LIABILITIES (OTHER THAN THE PAYMENT BY THE REGISTRANT OF EXPENSES INCURRED OR PAID BY TRUSTEES, OFFICERS OR CONTROLLING PERSONS OF THE REGISTRANT IN CONNECTION WITH THE SUCCESSFUL DEFENSE OF ANY ACT, SUIT OR PROCEEDING) IS ASSERTED BY SUCH TRUSTEES, OFFICERS OR CONTROLLING PERSONS IN CONNECTION WITH THE SHARES BEING REGISTERED, THE REGISTRANT WILL, UNLESS IN THE OPINION OF ITS COUNSEL THE MATTER HAS BEEN SETTLED BY CONTROLLING PRECEDENT, SUBMIT TO A COURT OF APPROPRIATE JURISDICTION THE QUESTION WHETHER SUCH INDEMNIFICATION BY IT IS AGAINST PUBLIC POLICY AS EXPRESSED IN THE SECURITIES ACT AND WILL BE GOVERNED BY THE FINAL ADJUDICATION OF SUCH ISSUES.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          NONE

ITEM 32.  PRINCIPAL UNDERWRITERS

  a) First Dominion Capital Corp. also acts as underwriter to The World Funds, Inc., DGHM Investment Trust and World Insurance Trust.

  b)      First Dominion Capital Corp. The information required by this
          Item 32(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

  c)      Not applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

THE ACCOUNTS, BOOKS OR OTHER DOCUMENTS OF THE REGISTRANT REQUIRED TO BE MAINTAINED BY SECTION 31(A) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND THE RULES PROMULGATED THEREUNDER ARE KEPT IN SEVERAL LOCATIONS:

  a) Sherwood Forest Capital Management, (records relating to its function as the investment adviser to the Sherwood Forest Alternative Fund).

  b) Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

  c) Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as administrator to the Funds).

  d) First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to the Funds).

  e) Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as fund accounting agent to the Funds).

  f) Union Street Partners LLC, 201 North Union Street, Suite 100, Alexandria, Virginia 22314 (records relating to its function as investment adviser to the Union Street Partners Value Fund).

  g) Perkins Capital Management, Inc., 730 East Lake Street, Wayzata, MN 55391-1769 (records relating to its function as investment adviser to the Perkins Discovery Fund).

  h) Virginia Financial Innovations Corp., 798 Park Ave. NW, Suite 204, Norton, VA 24273 (records relating to its function as investment adviser to the Virginia Equity Fund)

  i) Dalton, Greiner, Hartman, Maher & Co., LLC, 565 Fifth Avenue, Suite 2101, New York, NY 10017 (records relating to its function as the investment adviser to the DGHM Funds)

 j.) Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, FL 34102-6407 (records relating to its function as the investment adviser to the REMS International Real Estate Value Opportunity Fund).

 k.) B. Riley Asset Management, LLC, 11100 Santa Monica Blvd., Suite 800, Los Angeles, California 90025 (records relating to its function as the investment adviser to the B. Riley Diversified Equity Fund).

 l.) Toreador Research and Trading, LLC, 7493 N. Ingram Avenue, Suite 104, Fresno, California 93711 (records relating to its function as the investment adviser to the Toreador International Fund).

 m.) Commonwealth Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as the investment adviser to the European Equity Fund)

 n.) Vontobel Asset Management, Inc., 450 Park Avenue, New York, NY 10022 (records relating to its function as sub-adviser to the European Equity Fund)

ITEM 34.  MANAGEMENT SERVICES

          THERE ARE NO MANAGEMENT-RELATED SERVICE CONTRACTS NOT DISCUSSED IN PARTS A OR B OF THIS FORM.

ITEM 35.  UNDERTAKINGS

          Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 68 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 30th day of May, 2014.

                                                               WORLD FUNDS TRUST
                                                         By: /s/ John Pasco, III
                                                         -----------------------

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature               Title                                    Date

/s/ John Pasco, III     Trustee and Chairman                     May 30, 2014

*David J. Urban         Trustee                                  May 30, 2014

*Mary Lou H. Ivey       Trustee                                  May 30, 2014

*Theo H. Pitt           Trustee                                  May 30, 2014

/s/ Karen Shupe         Treasurer and Chief Financial Officer    May 30, 2014

/s/ Lauren Jones        Assistant Secretary                      May 30, 2014

*By: Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney

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